MUTUAL OF AMERICA
                                                       INSTITUTIONAL FUNDS, INC.

                                 ANNUAL REPORT

                                ALL AMERICA FUND
                               EQUITY INDEX FUND
                                   BOND FUND
                               MONEY MARKET FUND

                               DECEMBER 31, 1999


   This report is not to be construed as an offering for sale. No offering is made except in conjunction with a prospectus which must precede or accompany this report.

                                    CONTENTS

                                                                            Page
                                                                            ----
President's Message .......................................................    1
Performance Graphs ........................................................    2
Portfolio of Investments in Securities:
  All America Fund ........................................................    4
  Equity Index Fund .......................................................   12
  Bond Fund ...............................................................   17
  Money Market Fund .......................................................   19
Statement of Assets and Liabilities .......................................   20
Statement of Operations ...................................................   21
Statements of Changes in Net Assets .......................................   22
Financial Highlights ......................................................   23
Notes to Financial Statements .............................................   24
Report of Independent Public Accountants ..................................   27


                                       I

--------------------------------------------------------------------------------
                  MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
                   320 PARK AVENUE, NEW YORK, NEW YORK 10022
--------------------------------------------------------------------------------

Dear Shareholder:

      We are pleased to present the Mutual of America Institutional Funds results for the year ending December 31, 1999. These Funds are designed primarily as investment vehicles for endowments, foundations and other institutional investors.

      The U.S. economy enjoyed an enviable combination of strong Gross Domestic Product growth, low inflation, solid corporate profits and moderate interest rates in 1999. The economy continued its near record expansion as consumer confidence reached an all-time high, due largely to high employment levels and a surging stock market. Global economies stabilized, providing further foundation and fuel for the domestic economy.

      The Federal Reserve, concerned with a strong expanding economy and tight labor markets, responded with three rate increases totaling 75 basis points during 1999. Long rates rose approximately 140 basis points during the year. The strong economy, higher commodity prices and tight labor markets have increased the potential for higher rates going forward.

      The equity market, as represented by the S&P 500 Index, posted a record ninth year of positive return. Technology was the dominant factor across all capitalization levels within the equity markets, as evidenced by the NASDAQ's remarkable 86% return. Investors seeking growth opportunities favored smaller capitalization stocks, allowing them to outperform the steadier, but slower growing, large caps.

                   Total Returns-Year Ended December 31, 1999

      The total return performance of each Fund for the year ended December 31, 1999 was as follows (please note that the Equity Index Fund commenced operations on May 3, 1999):

        All America Fund ..................................      +26.0%
        Equity Index Fund .................................      + 9.0%
        Bond Fund .........................................      - 3.5%
        Money Market Fund .................................      + 4.9%

      All performance is historical, assumes reinvestment of all dividends and capital gains, and is not indicative of future results. Investment return and principal value will fluctuate, so shares, when redeemed, may be worth more or less than when purchased.

      On the pages which immediately follow are brief presentations and graphs for each Fund (except the Money Market Fund and Equity Index Fund) which illustrate each Fund's respective:

      o Historical total return achieved over specified periods, expressed as an annual average rate and as a cumulative rate;
      o Equivalent in dollars of a $10,000 hypothetical investment at the beginning of each specified period; and
      o     Historical  performance  compared  with an  appropriate  index.

      The portfolios of each Fund and financial statements are presented in the pages which then follow.

      Thank you for your continued investment in our Funds.


                                     Sincerely,
                                     /s/ Doloros Morrissey
                                     -----------------------
                                     Dolores Morrissey
                                     Chairman of the Board and President,
                                     Mutual of America Institutional Funds, Inc.

                               EQUITY INDEX FUND

      The Equity Index Fund invests in the 500 stocks which comprise the S&P 500 Index. The S&P 500 is a market-value weighted index of 500 domestic stocks that are traded on the New York Stock Exchange, American Stock Exchange and NASDAQ National Market System. The weightings make each company's influence on the Index's performance directly proportional to that company's market value. The companies included in the Index tend to be industry leaders. The Fund commenced operations effective May 3, 1999. At year-end, the Fund returned 9.0%, which matched the Index's performance for the same time period. The prevailing theme of 1999 was the dominance of technology, which was the best performing sector, returning 54% for the May through December period. For the same period, the Index was outperformed by two other sectors, namely Capital Goods and Consumer Cyclicals. The worst performing sectors were Transportation and Financials. Investor perceptions of possible Federal Reserve actions, a bias toward large cap stocks and a persistent search for growth drove multiple expansion, which contributed two-thirds of annual return.

                                ALL AMERICA FUND

      The All America Fund's investment objective is to outperform the Standard & Poor's 500 Index. The Fund is approximately 60% invested in the 500 stocks that comprise the S&P 500. In 1999, the remaining 40% of the Fund was actively managed by three subadvisors and Mutual of America Capital Management Corporation. Each manager invests approximately 10% of the Fund's assets, using a different investment approach. The four approaches are large cap growth, small cap growth, large cap value and small cap value.

      The Fund returned 26.0% for 1999, exceeding the Index's return of 21.0%. The Fund's 1999 performance reflected investors' continued quest for growth opportunities--both the large and small cap growth portions significantly outperformed the value segments. Nevertheless, the small cap value segment performed strongly. Only the large cap value portion turned in a negative performance.

                         GROWTH OF A $10,000 INVESTMENT

  [The following table is represented by a line graph in the printed material.]

                 All America Fund              S & P 500 Index
                 ----------------              ---------------
05/96                 10,000                       10,000
12/96                 11,043                       11,515
12/97                 13,909                       15,356
12/98                 16,835                       19,744
12/99                 21,218                       23,898

                                All America Fund
                                ----------------
                                                           Total Return
                                                    ----------------------------
Period                         Growth
Ended                            of                 Cumu-                Annual
12/31/99                      $10,000               lative               Average
--------------------------------------------------------------------------------
1 Year                         12,603               26.0%                 26.0%
Since 5/1/96
 (Inception)*                 $21,218              112.2%                 22.8%


                                  S&P 500 Index
                                  -------------
                                                             Total Return
                                                     ---------------------------
Period                         Growth
Ended                            of                  Cumu-                Annual
12/31/99                      $10,000                lative              Average
--------------------------------------------------------------------------------
1 Year                         12,104                 21.0%               21.0%
Since 5/1/96
 (Inception)                  $23,898                139.0%               26.8%

The line representing the performance return of the All America Fund includes expenses, such as transaction costs, management fees and expenses, that reduce returns, while the performance return line of the index does not.

                               MONEY MARKET FUND

      The Money Market Fund's investment objective is the realization of high current income to the extent consistent with the maintenance of liquidity, investment quality and stability of capital. Through investing in high quality commercial paper and other short-term instruments, the Fund returned 4.9% for 1999. Short-term rates rose substantially during the year, allowing the Fund to achieve a higher current return in December than was available from similar maturities the previous January. The seven-day effective yield as of February 15, 2000 is 5.6%. As with all performance reportings, this yield is not necessarily indicative of future annual yields.

                                    BOND FUND

      The Bond Fund seeks a high level of return consistent with the preservation of capital through investments in publicly traded debt securities. The Fund primarily invests in corporate and U.S. Government agency securities, which yield more than U.S. Treasury issues. The Fund's benchmark, the Lehman Bros. Government/Corporate Bond Index, had a rare negative return for 1999, as did the Bond Fund. Fears of inflation, fed by a strong domestic economy, a booming stock market, and higher oil prices, depressed bond returns. The inability of coupon income to keep pace with interest rate increases further damaged prospects for bond returns. The Fund's overemphasis on corporate bonds, relative to its benchmark index, caused it to slightly underperform since Government securities did better than the corporates held by the Fund.

 [The following table is represented by a line graph in the printed material.]

                         GROWTH OF A $10,000 INVESTMENT

           Bond Fund            Lehman Brothers Gov't/Corp Bond Index
           ---------            -------------------------------------
05/96       10,000                             10,000
12/96       10,501                             10,610
12/97       11,435                             11,646
12/98       12,379                             12,748
12/99       11,948                             12,474


                                    Bond Fund
                                    ---------

                                                              Total Return
                                                        ------------------------
Period                         Growth
Ended                            of                      Cumu-            Annual
12/31/99                      $10,000                    lative          Average
--------------------------------------------------------------------------------
1 Year                        $ 9,652                    -3.5%            -3.5%
Since 5/1/96
 (Inception)*                 $11,948                    19.5%             5.0%

                     Lehman Brothers Gov't./Corp. Bond Index
                   ------------------------------------------

                                                               Total Return
                                                         -----------------------
Period                         Growth
Ended                            of                       Cumu-           Annual
12/31/99                      $10,000                     lative         Average
--------------------------------------------------------------------------------
1 Year                        $ 9,785                      -2.2%          -2.2%
Since 5/1/96
 (Inception)                  $12,474                      24.7%           6.2%

The line representing the performance return of the Bond Fund includes expenses, such as transaction costs, management fees and expenses, that reduce returns, while the performance return line of the index does not.

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               December 31, 1999

                                                            Shares        Value
                                                           -------     ---------
INDEXED ASSETS:
COMMON STOCKS
  3Com Corp. .......................................        1,146       $ 53,862
  Abbott Laboratories ..............................        5,112        185,630
  Adaptec, Inc. ....................................          347         17,307
  ADC Telecommunications, Inc. .....................          502         36,426
  Adobe Systems, Inc. ..............................          410         27,573
  Advanced Micro Devices, Inc. .....................          495         14,324
  AES Corp. ........................................          692         51,727
  Aetna, Inc. ......................................          503         28,074
  Aflac, Inc. ......................................          893         42,138
  Air Products & Chemicals, Inc. ...................          771         25,877
  Alberto-Culver Co. Cl B ..........................           78          4,595
  Albertson's, Inc. ................................        1,413         45,569
  Alcan Aluminum Ltd. ..............................          728         29,985
  ALCOA, Inc. ......................................        1,232        102,256
  Allegheny Technologies, Inc. .....................          320          7,180
  Allergan, Inc. ...................................          426         21,194
  Allied Waste Industries, Inc. ....................          633          5,578
  Allstate Corp. ...................................        2,683         64,392
  Alltel Corp. .....................................        1,026         84,837
  Alza Corp. .......................................          341         11,807
  Amerada Hess Corp. ...............................          304         17,252
  Ameren Corp. .....................................          461         15,098
  America Online, Inc. .............................        7,447        561,783
  American Electric Power, Inc. ....................          650         20,881
  American Express Co. .............................        1,510        251,038
  American General Corp. ...........................          837         63,507
  American Greetings Corp. Cl A ....................          217          5,127
  American Home Products Corp. .....................        4,337        171,040
  American Int'l. Group, Inc. ......................        5,142        555,979
  Amgen, Inc. ......................................        3,393        203,792
  AMR Corp. ........................................          506         33,902
  Amsouth Bancorporation ...........................        1,322         25,531
  Anadarko Petroleum Corp. .........................          428         14,606
  Analog Devices, Inc. .............................          581         54,033
  Andrew Corp. .....................................          276          5,227
  Anheuser-Busch Cos., Inc. ........................        1,571        111,345
  Aon Corp. ........................................          861         34,440
  Apache Corp. .....................................          383         14,147
  Apple Computer, Inc. .............................          541         55,622
  Applied Materials, Inc. ..........................        1,262        159,880
  Archer-Daniels-Midland Co. .......................        2,021         24,631
  Armstrong World Inds., Inc. ......................          129          4,305
  Ashland, Inc. ....................................          243          8,004
  Associates First Capital Corp. Cl A ..............        2,447         67,140
  AT&T Corp. .......................................       10,613        538,610
  Atlantic Richfield Co. ...........................        1,083         93,680
  Autodesk, Inc. ...................................          191          6,446
  Automatic Data Processing, Inc. ..................        2,079        112,006
  AutoZone, Inc. ...................................          500         16,156
  Avery Dennison Corp. .............................          382         27,838
  Avon Products, Inc. ..............................          805         26,565
  Baker Hughes, Inc. ...............................        1,105         23,274
  Ball Corp. .......................................          100          3,938
  Bank of America Corp. ............................        5,670        284,563
  Bank of New York Co., Inc. .......................        2,471         98,840
  Bank One Corp. ...................................        3,809        122,126
  Bard (C.R.), Inc. ................................          165          8,745
  Barrick Gold Corp. ...............................        1,310         23,171
  Bausch & Lomb, Inc. ..............................          193         13,208
  Baxter International, Inc. .......................          978         61,431
  BB & T Corp. .....................................        1,074         29,401
  Bear Stearns Cos., Inc. ..........................          411         17,570
  Becton Dickinson & Co. ...........................          841         22,497
  Bed Bath & Beyond, Inc. ..........................          469         16,298
  Bell Atlantic Corp. ..............................        5,158        317,539
  BellSouth Corp. ..............................            6,252        292,672
  Bemis, Inc. ..................................              169          5,894
  Best Buy, Inc. ...............................              685         34,378
  Bestfoods ....................................              937         49,251
  Bethlehem Steel Corp. ........................              440          3,685
  Biomet, Inc. .................................              378         15,120
  Black & Decker Corp. .........................              284         14,839
  Block (H. & R.), Inc. ........................              328         14,350
  BMC Software, Inc. ...........................              804         64,270
  Boeing Co. ...................................            3,104        129,010
  Boise Cascade Corp. ..........................              192          7,776
  Boston Scientific Corp. ......................            1,390         30,406
  Briggs & Stratton Corp. ......................               75          4,022
  Bristol-Myers Squibb Co. .....................            6,589        422,931
  Brown-Forman Corp. Cl B ......................              222         12,710
  Brunswick Corp. ..............................              310          6,898
  Burlington Northern Santa Fe Corp. ...........            1,518         36,812
  Burlington Resources, Inc. ...................              731         24,169
  Cabletron Systems, Inc. ......................              585         15,210
  Campbell Soup Co. ............................            1,421         54,975
  Capital One Financial Corp. ..................              664         31,997
  Cardinal Health, Inc. ........................              915         43,806
  Carnival Corp. ...............................            2,061         98,542
  Carolina Power & Light Co. ...................              536         16,315
  Caterpillar, Inc. ............................            1,195         56,240
  CBS Corp. ....................................            2,532        161,890
  Cendant Corp. ................................            2,362         62,741
  Centex Corp. .................................              192          4,740
  Central & South West Corp. ...................              715         14,300
  CenturyTel, Inc. .............................              469         22,219
  Ceridian Corp. ...............................              486         10,479
  Champion International Corp. .................              323         20,006
  Charles Schwab Corp. .........................            2,748        105,455
  Chase Manhattan Corp. ........................            2,739        212,786
  Chevron Corp. ................................            2,204        190,922
  Chubb Corp. ..................................              592         33,337
  CIGNA Corp. ..................................              625         50,352
  Cincinnati Financial Corp. ...................              555         17,309
  CINergy Corp. ................................              534         12,883
  Circuit City Group, Inc. .....................              675         30,417
  Cisco Systems, Inc. ..........................           10,865      1,163,913
  Citigroup, Inc. ..............................           11,199        622,244
  Citrix Systems, Inc. .........................              295         36,285
  Clear Channel Communications, Inc. ...........            1,134        101,210
  Clorox Co. ...................................               93         39,947
  CMS Energy Corp. .............................              397         12,381
  Coastal Corp. ................................              717         25,409
  Coca-Cola Co. ................................            8,204        477,883
  Coca-Cola Enterprises, Inc. ..................             ,428         28,739
  Colgate-Palmolive Co. ........................            1,959        127,335
  Columbia Energy Group ........................              270         17,078
  Columbia/HCA Healthcare Corp. ................            1,896         55,576
  Comcast Corp. Cl A ...........................            2,518        127,316
  Comerica, Inc. ...............................              525         24,511
  Compaq Computer Corp. ........................            5,646        152,795
  Computer Associates Intl., Inc ...............            1,806        126,307
  Computer Sciences Corp. ......................              538         50,908
  Compuware Corp. ..............................            1,200         44,700
  Comverse Technology Inc. .....................              235         34,016
  Conagra, Inc. ................................            1,640         37,003
  Conoco, Inc. .................................            2,107         52,412
  Conseco, Inc. ................................            1,099         19,645
  Consolidated Edison, Inc. ....................              743         25,634
  Consolidated Natural Gas Co. .................              322         20,910
  Consolidated Stores Corp. ....................              370          6,013

    The accompanying notes are an integral part of these financial statments.

     MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                               December 31, 1999

                                                            Shares        Value
                                                           -------     ---------
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED)
  Constellation Energy Group, Inc. .................          503       $ 14,587
  Cooper Industries, Inc. ..........................          317         12,819
  Cooper Tire & Rubber Co. .........................          255          3,968
  Coors (Adolph) Co. Cl B ..........................          118          6,195
  Corning, Inc. ....................................          822        105,987
  Costco Wholesale Corp. ...........................          742         67,708
  Countrywide Credit Industries, Inc. ..............          379          9,570
  Crane Co. ........................................          222          4,412
  Crown Cork & Seal, Inc. ..........................          411          9,196
  CSX Corp. ........................................          731         22,935
  Cummins Engine Co., Inc. .........................          135          6,522
  CVS Corp. ........................................        1,316         52,558
  Dana Corp. .......................................          557         16,675
  Danaher Corp. ....................................          478         23,064
  Darden Restaurants, Inc. .........................          444          8,048
  Dayton-Hudson Corp. ..............................        1,486        109,128
  Deere & Co. ......................................          785         34,049
  Dell Computer Corp. ..............................        8,439        430,389
  Delphi Automotive Systems Corp ...................        1,899         29,909
  Delta Air Lines, Inc. ............................          441         21,967
  Deluxe Corp. .....................................          251          6,887
  Dillard's Inc. Cl A ..............................          359          7,247
  Disney (Walt) Co. ................................        6,850        200,363
  Dollar General Corp. .............................          883         20,088
  Dominion Resources, Inc. .........................          645         25,316
  Donnelley (R.R.) & Sons Co. ......................          429         10,645
  Dover Corp. ......................................          700         31,763
  Dow Chemical Co. .................................          739         98,749
  Dow Jones & Co., Inc. ............................          305         20,740
  DTE Energy Co. ...................................          487         15,280
  Du Pont (E.I.) de Nemours & Co ...................        3,469        228,536
  Duke Energy Corp. ................................        1,226         61,453
  Dun & Bradstreet Corp. ...........................          541         15,960
  Eastern Enterprises ..............................           85          4,882
  Eastman Chemical Co. .............................          256         12,208
  Eastman Kodak Co. ................................        1,063         70,424
  Eaton Corp. ......................................          243         17,648
  Ecolab, Inc. .....................................          435         17,019
  Edison International .............................        1,167         30,561
  El Paso Energy Corp. .............................          766         29,730
  Electronic Data Systems Corp. ....................        1,564        104,690
  EMC Corp. ........................................        3,405        371,996
  Emerson Electric Co. .............................        1,460         83,768
  Engelhard Corp. ..................................          423          7,984
  Enron Corp. ......................................        2,399        106,456
  Entergy Corp. ....................................          829         21,347
  Equifax, Inc. ....................................          483         11,381
  Exxon Mobil Corp. ................................       11,471        924,133
  Fannie Mae .......................................        3,405        212,600
  FDX Corp. ........................................          999         40,897
  Federated Department Stores, Inc. ................          701         35,444
  Federal Home Loan Mortgage Corp. .................        2,336        109,938
  Fifth Third Bancorp ..............................        1,014         74,402
  First Data Corp. .................................        1,392         68,643
  First Union Corp. ................................        3,281        107,658
  Firstar Corp. ....................................        3,256         68,783
  FirstEnergy Corp. ................................          786         17,832
  FleetBoston Financial Corp. ......................        3,041        105,865
  Fleetwood Enterprises, Inc. ......................          112          2,310
  Florida Progress Corp. ...........................          330         13,963
  Fluor Corp. ......................................          255         11,698
  FMC Corp. ........................................          102          5,846
  Ford Motor Co. ...................................        4,012        214,391
  Fort James Corp. .................................          743         20,340
  Fortune Brands, Inc. .............................        559           18,482
  Foster Wheeler Corp. .............................        132            1,172
  FPL Group, Inc. ..................................        602           25,773
  Franklin Resources, Inc. .........................        847           27,157
  Freeport-McMoran Copper & Gold,
  Inc. Cl B ........................................        549           11,598
  Gannett Co., Inc. ................................        940           76,669
  Gap, Inc. ........................................      2,844          130,824
  Gateway, Inc. ....................................      1,052           75,810
  General Dynamics Corp. ...........................        669           35,290
  General Electric Co. .............................     10,898        1,686,466
  General Instrument Corp. .........................        583           49,555
  General Mills, Inc. ..............................      1,027           36,715
  General Motors Corp. .............................      2,126          154,534
  Genuine Parts Co. ................................        602           14,937
  Georgia-Pacific Group ............................        576           29,232
  Gillette Co. .....................................      3,563          146,751
  Global Crossing Ltd. .............................      2,521          126,050
  Golden West Financial Corp. ......................        552           18,492
  Goodrich (B.F.) Co. ..............................        369           10,148
  Goodyear Tire & Rubber Co. .......................        525           14,798
  GPU, Inc. ........................................        422           12,634
  Grainger (W.W.), Inc. ............................        314           15,013
  Great Atlantic & Pacific Tea, Inc ................        124            3,457
  Great Lakes Chemical Corp. .......................        191            7,294
  GTE Corp. ........................................      3,228          227,776
  Guidant Corp. ....................................      1,015           47,705
  Halliburton Holdings Co. .........................      1,483           59,691
  Harcourt General, Inc. ...........................        230            9,258
  Harrah's Entertainment, Inc. .....................        431           11,395
  Hartford Financial Svs Gp, Inc ...................        759           35,958
  Hasbro, Inc. .....................................        654           12,467
  HealthSouth Corp. ................................      1,283            6,896
  Heinz (H.J.) Co. .................................      1,204           47,934
  Helmerich & Payne, Inc. ..........................        163            3,555
  Hercules, Inc. ...................................        356            9,924
  Hershey Food Corp. ...............................        469           22,278
  Hewlett-Packard Co. ..............................      3,404          387,843
  Hilton Hotels Corp. ..............................      1,239           11,925
  Home Depot, Inc. .................................      7,647          524,297
  Homestake Mining Co. .............................        874            6,828
  Honeywell International, Inc. ....................      2,652          152,988
  Household International Corp. ....................      1,562           58,185
  Humana, Inc. .....................................        563            4,610
  Huntington Bancshares, Inc. ......................        774           18,479
  Ikon Office Solutions, Inc. ......................        501            3,413
  Illinois Tool Works, Inc. ........................      1,008           68,103
  IMS Health, Inc. .................................      1,051           28,574
  Inco Ltd. ........................................        645           15,158
  Ingersoll Rand Co. ...............................        555           30,560
  Intel Corp. ......................................     11,115          914,903
  Intl. Business Machines Corp. ....................      5,987          646,596
  Intl. Flavors & Fragrances, Inc. .................        357           13,477
  International Paper Co. ..........................      1,390           78,448
  Interpublic Group of Cos., Inc. ..................        948           54,688
  ITT Industries, Inc. .............................        295            9,864
  Jefferson-Pilot Corp. ............................        354           24,161
  Johnson & Johnson ................................      4,619          430,144
  Johnson Controls, Inc. ...........................        287           16,323
  Jostens, Inc. ....................................        111            2,699
  Kansas City Southern Inds., Inc. .................        371           27,686
  Kaufman & Broad Home Corp. .......................        154            3,725
  Kellogg Co. ......................................      1,362           41,967
  Kerr-McGee Corp. .................................        290           17,980

    The accompanying notes are an integral part of these financial statments.

     MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                               December 31, 1999

                                                            Shares        Value
                                                           -------     ---------
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED
  KeyCorp ......................................          1,508       $   33,365
  Kimberly Clark Corp. .........................          1,790          116,798
  KLA-Tencor Corp. .............................            296           32,967
  Kmart Corp. ..................................          1,659           16,694
  Knight-Ridder, Inc. ..........................            272           16,184
  Kohl's Corp. .................................            547           39,487
  Kroger Co. ...................................          2,787           52,605
  Legget & Platt, Inc. .........................            661           14,170
  Lehman Brothers Holdings, Inc. ...............            403           34,129
  Lexmark Intl. Group Inc. Cl A ................            433           39,187
  Lilly (Eli) & Co. ............................          3,622          240,863
  Limited, Inc. ................................            719           31,142
  Lincoln National Corp. .......................            668           26,720
  Liz Claiborne, Inc. ..........................            203            7,638
  Lockheed Martin Corp. ........................          1,328           29,050
  Loews Corp. ..................................            361           21,908
  Longs Drug Stores Corp. ......................            126            3,252
  Louisiana-Pacific Corp. ......................            361            5,144
  Lowe's Companies, Inc. .......................          1,282           76,600
  LSI Logic Corp. ..............................            495           33,413
  Lucent Technologies, Inc. ....................         10,406          778,499
  Mallinckrodt, Inc. ...........................            231            7,349
  Manor Care, Inc. .............................            360            5,760
  Marriott International, Inc Cl A .............            836           26,386
  Marsh & McLennan Co., Inc. ...................            887           84,875
  Masco Corp. ..................................          1,488           37,758
  Mattel, Inc. .................................          1,412           18,533
  May Department Stores Co. ....................          1,123           36,217
  Maytag Corp. .................................            284           13,632
  MBIA, Inc. ...................................            336           17,745
  MBNA Corp. ...................................          2,663           72,567
  McDermott International, Inc. ................            191            1,731
  McDonald's Corp. .............................          4,497          181,285
  McGraw-Hill Cos., Inc. .......................            661           40,734
  MCI WorldCom, Inc. ...........................          9,441          500,963
  McKesson HBOC, Inc. ..........................            945           21,322
  Mead Corp. ...................................            344           14,943
  MediaOne Group, Inc. .........................          2,038          156,544
  Medtronic, Inc. ..............................          3,943          143,673
  Mellon Financial Corp. .......................          1,689           57,532
  Merck & Co., Inc. ............................          7,764          520,673
  Meredith Corp. ...............................            169            7,045
  Merrill Lynch & Co., Inc. ....................          1,242          103,707
  MGIC Investment Corp. ........................            367           22,089
  Micron Technology, Inc. ......................            896           69,664
  Microsoft Corp. ..............................         17,150        2,002,225
  Milacron, Inc. ...............................            119            1,830
  Millipore Corp. ..............................            142            5,485
  Minnesota Mining & Mfg. Co. ..................          1,353          132,425
  Mirage Resorts, Inc. .........................            668           10,229
  Molex, Inc. ..................................            521           29,534
  Monsanto Co. .................................          2,129           75,846
  Morgan (J.P.) & Co., Inc. ....................            590           74,709
  Morgan Stanley Dean Witter & Co. .............          1,850          264,088
  Motorola, Inc. ...............................          2,040          300,390
  Nabisco Group Holdings Corp. .................          1,096           11,645
  NACCO Industries, Inc. Cl A ..................             26            1,445
  National City Corp. ..........................          2,077           49,199
  National Semiconductor Corp. .................            564           24,146
  National Service Industries ..................            134            3,953
  Navistar International Corp. .................            217           10,280
  Network Appliance, Inc. ......................            494           41,033
  New Century Energies, Inc. ...................            387           11,755
  New York Times Co. Cl A ......................            585           28,738
  Newell Rubbermaid, Inc. ......................             947          27,463
  Newmont Mining Corp. .........................             563          13,794
  Nextel Communications, Inc. Cl A .............           1,215         125,297
  Niagara Mohawk Holdings, Inc. ................             630           8,781
  Nicor, Inc. ..................................             154           5,005
  Nike, Inc. Cl B ..............................             945          46,837
  Nordstrom, Inc. ..............................             471          12,334
  Norfolk Southern Corp. .......................           1,278          26,199
  Nortel Networks Corp .........................           4,460         450,460
  Northern States Power Co. ....................             518          10,101
  Northern Trust Corp. .........................             750          39,750
  Northrop Grumman Corp. .......................             233          12,597
  Novell, Inc. .................................           1,126          44,970
  Nucor Corp. ..................................             293          16,060
  Occidental Petroleum Corp. ...................           1,221          26,404
  Office Depot, Inc. ...........................           1,093          11,955
  Old Kent Financial Corp. .....................             399          14,115
  Omnicom Group, Inc. ..........................             596          59,600
  Oneok, Inc. ..................................             102           2,563
  Oracle Corp. .................................           4,729         529,944
  Owens Corning ................................             175           3,380
  Owens-Illinois, Inc. .........................             524          13,133
  Paccar, Inc. .................................             263          11,654
  Pactiv Corp. .................................             573           6,088
  Paine Webber Group, Inc. .....................             489          18,979
  Pall Corp. ...................................             417           8,992
  Parametric Technology Corp. ..................             905          24,492
  Parker Hannifin Corp. ........................             365          18,729
  Paychex, Inc. ................................             826          33,040
  PE Corp-PE Biosystems Group ..................             343          41,267
  Peco Energy Co. ..............................             627          21,788
  Penney (J.C.) Co., Inc. ......................             886          17,665
  Peoples Energy Corp. .........................             114           3,819
  Peoplesoft, Inc. .............................             817          17,412
  Pep Boys-Manny, Moe & Jack ...................             170           1,551
  PepsiCo, Inc. ................................           4,835         170,434
  Perkin Elmer, Inc. ...........................             145           6,045
  Pfizer, Inc. .................................          12,858         417,081
  PG & E Corp. .................................           1,290          26,445
  Pharmacia & Upjohn, Inc. .....................           1,703          76,635
  Phelps Dodge Corp. ...........................             297          19,958
  Phillip Morris Cos., Inc. ....................           7,859         182,231
  Phillips Petroleum Co. .......................             851          39,997
  Pinnacle West Capital Corp. ..................             285           8,710
  Pitney Bowes, Inc. ...........................             899          43,433
  Placer Dome, Inc. ............................           1,094          11,761
  PNC Bank Corp. ...............................             977          43,477
  Polaroid Corp. ...............................             142           2,671
  Potlatch Corp. ...............................              94           4,195
  PP&L Resources, Inc. .........................             477          10,911
  PPG Industries, Inc. .........................             583          36,474
  Praxair, Inc. ................................             536          26,968
  Price (T. Rowe) Associates ...................             408          15,071
  Proctor & Gamble Co. .........................           4,365         478,240
  Progressive Corp. of Ohio ....................             245          17,916
  Providian Financial Corp. ....................             476          43,346
  Public Svc. Enterprise Group, Inc. ...........              37          25,657
  Pulte Corp. ..................................             140           3,150
  Quaker Oats Co. ..............................             450          29,531
  Qualcomm, Inc. ...............................           2,156         379,995
  Quintiles Transnational Corp. ................             386           7,213
  Ralston Purina Co. ...........................           1,087          30,300
  Raytheon Co. Cl B ............................           1,135          30,148
  Reebok International Ltd. ....................             182           1,490

    The accompanying notes are an integral part of these financial statments.

     MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                               December 31, 1999

                                                            Shares        Value
                                                           -------     ---------
INDEXED ASSETS (CONTINUED):
COMMON STOCKS (CONTINUED
  Regions Financial Corp. ......................            752         $ 18,894
  Reliant Energy, Inc. .........................            994           22,738
  Republic New York Corp. ......................            352           25,344
  Reynolds Metals Co. ..........................            208           15,938
  Rite-Aid Corp. ...............................            870            9,733
  Rockwell Intl., Corp. ........................            643           30,784
  Rohm & Haas Co. ..............................            732           29,783
  Rowan Cos., Inc. .............................            271            5,877
  Royal Dutch Petroleum Co. N.Y ................          7,122          430,436
  Russell Corp. ................................            110            1,843
  Ryder System, Inc. ...........................            216            5,279
  Safeco Corp. .................................            442           10,995
  Safeway, Inc. ................................          1,715           60,990
  Sara Lee Corp. ...............................          3,036           66,982
  SBC Communications, Inc. .....................         11,331          552,386
  Schering-Plough Corp. ........................          4,879          205,833
  Schlumberger, Ltd. ...........................          1,840          103,500
  Scientific-Atlanta, Inc. .....................            257           14,296
  Scottish Power plc - ADR .....................              *               11
  Seagate Technology ...........................            700           32,594
  Seagram Ltd. .................................          1,453           65,294
  Sealed Air Corp. New .........................            281           14,559
  Sears Roebuck & Co. ..........................          1,278           38,899
  Sempra Energy ................................            808           14,039
  Service Corp. International ..................            914            6,341
  Shared Medical Systems Corp. .................             86            4,381
  Sherwin-Williams Co. .........................            569           11,949
  Sigma-Aldrich Corp. ..........................            339           10,191
  Silicon Graphics, Inc. .......................            634            6,221
  SLM Holding Corp. ............................            541           22,857
  Snap-On, Inc. ................................            211            5,605
  Solectron Corp. ..............................            984           93,603
  Southern Co. .................................          2,236           52,546
  Southtrust Corp ..............................            563           21,288
  Southwest Airlines Co. .......................          1,694           27,422
  Springs Industries, Inc. .....................             58            2,316
  Sprint Corp. (FON Group) .....................          2,915          196,216
  Sprint Corp. (PCS Group) .....................          1,431          146,678
  St. Jude Medical, Inc. .......................            284            8,715
  St. Paul Companies, Inc. .....................            762           25,670
  Stanley Works ................................            299            9,007
  Staples, Inc. ................................          1,562           32,412
  State Street Corp. ...........................            542           39,600
  Summit Bancorp ...............................            595           18,222
  Sun Microsystems, Inc. .......................          5,200          402,675
  Sunoco, Inc. .................................            304            7,144
  Suntrust Banks, Inc. .........................          1,081           74,386
  Supervalu, Inc. ..............................            467            9,340
  Synovus Financial Corp. ......................            912           18,126
  Sysco Corp. ..................................          1,112           43,994
  Tandy Corp. ..................................            649           31,923
  Tektronix, Inc. ..............................            153            5,948
  Tellabs, Inc. ................................          1,316           84,471
  Temple-Inland, Inc. ..........................            180           11,869
  Tenet Healthcare Corp. .......................          1,043           24,511
  Teradyne, Inc. ...............................            575           37,950
  Texaco, Inc. .................................          1,857          100,858
  Texas Instruments, Inc. ......................          2,640          255,750
  Texas Utilities Co. ..........................            929           33,038
  Textron, Inc. ................................            505           38,727
  Thermo Electron Corp. ........................            531            7,965
  Thomas & Betts Corp. .........................            183            5,833
  Time Warner, Inc. ............................          4,273          309,525
  Times Mirror Co. .............................            201           13,467
  Timken Co. ...................................            201            4,108
  TJX Companies ................................          1,030           21,051
  Torchmark Corp. ..............................            447           12,991
  Tosco Corp. ..................................            478           12,996
  Toys R Us, Inc. ..............................            832           11,908
  Transocean Sedco Forex, Inc. .................            356           12,000
  Tribune Co. ..................................            796           43,830
  Tricon Global Restaurants Inc. ...............            516           19,931
  TRW, Inc. ....................................            407           21,139
  Tupperware Corp. .............................            186            3,150
  Tyco International Ltd. ......................          5,623          218,594
  U.S. Bancorp .................................          2,417           57,555
  U.S. West, Inc. ..............................          1,696          122,112
  Unicom Corp. .................................            730           24,455
  Unilever N.V .................................          1,921          104,574
  Union Carbide Corp. ..........................            448           29,904
  Union Pacific Corp. ..........................            833           36,340
  Union Pacific Resources Group, Inc. ..........            846           10,787
  Union Planters Corp. .........................            480           18,930
  Unisys Corp. .................................          1,028           32,832
  United Healthcare Corp. ......................            582           30,919
  United Technologies Corp. ....................          1,618          105,170
  Unocal Corp. .................................            814           27,320
  UNUMProvident Corp. ..........................            802           25,714
  US Airways Group Inc. ........................            237            7,599
  UST, Inc. ....................................            585           14,735
  USX-Marathon Group ...........................          1,037           25,601
  USX-U.S. Steel Group .........................            297            9,801
  V F Corp. ....................................            399           11,970
  Viacom, Inc. Cl B ............................          2,341          141,484
  Vulcan Materials Co. .........................            336           13,419
  W.R. Grace & Co. .............................            239            3,316
  Wachovia Corp. ...............................            680           46,240
  Wal-Mart Stores, Inc. ........................         14,781        1,021,737
  Walgreen Co. .................................          3,333           97,490
  Warner-Lambert Co. ...........................          2,872          235,325
  Washington Mutual, Inc. ......................          1,946           50,596
  Waste Management, Inc. .......................          2,081           35,767
  Watson Pharmaceuticals, Inc. .................            322           11,532
  Wellpoint Health Networks Inc. Cl A ..........            217           14,308
  Wells Fargo & Company ........................          5,455          220,587
  Wendy's International, Inc. ..................            408            8,415
  Westvaco Corp. ...............................            337           10,995
  Weyerhaeuser Co. .............................            792           56,875
  Whirlpool Corp. ..............................            246           16,005
  Willamette Industries, Inc. ..................            375           17,414
  Williams Cos., Inc. ..........................          1,459           44,591
  Winn-Dixie Stores, Inc. ......................            499           11,945
  Worthington Industries, Inc. .................            309            5,118
  Wrigley (Wm.) Jr. Co. ........................            391           32,429
  Xerox Corp. ..................................          2,228           50,548
  Xilinx, Inc. .................................          1,062           48,288
  Yahoo!, Inc. .................................            874          378,169
                                                                      ----------
TOTAL INDEXED ASSETS--COMMON STOCKS
(Cost: $21,123,075) 56.7% ......................                      41,037,263
                                                                      ----------
----------
* Fractional share attributable to Corporate Action.

    The accompanying notes are an integral part of these financial statments.

     MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                               December 31, 1999

                                                           Face
                                   Rate      Maturity     Amount         Value
                                 --------   ---------    --------      ---------
INDEXED ASSETS (CONTINUED):
SHORT-TERM DEBT SECURITIES:
U.S. GOVERNMENT (0.3%)
 U.S. Treasury Bill (a) .......... 5.18%    01/20/00    $ 200,000    $   199,450
                                                                     -----------
AGENCY (0.8%)
  Federal Home Loan Bank ......... 4.75     01/12/00      613,000        612,110
                                                                     -----------
COMMERCIAL PAPER (0.9%)
  UBS Finance (Delw.) Inc. ....... 4.00     01/03/00      642,000        641,857
                                                                     -----------
TOTAL SHORT-TERM DEBT
  Securities
  (Cost: $1,453,417) 2.0% ......................................       1,453,417
                                                                     -----------
TOTAL INDEXED ASSETS
  (Cost: $22,576,492) 58.7% ....................................     $42,490,680
                                                                     -----------

----------
FUTURES CONTRACTS OUTSTANDING AS OF DECEMBER 31, 1999:

                                    Expiration     Underlying Face   Unrealized
                                       Date        Amount at Value     Gain
                                   -------------   ---------------   ----------
PURCHASED

  3 S&P 500 Stock Index
    Futures Contracts               March 2000       $1,113,150       $40,088
                                                    ===========       =======

      The face value of futures purchased and outstanding as percentage of total investment in securities: 1.5%.

----------
(a) This security has been segregated to cover initial margin requirements on open futures contracts.

    The accompanying notes are an integral part of these financial statments.

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                               December 31, 1999

                                                          Shares          Value
                                                         -------       ---------
ACTIVE ASSETS:
COMMON STOCKS
BASIC MATERIALS
  Cabot Corp. ..................................          4,000       $   81,500
  Lone Star Technologies, Inc.* ................          6,600          183,975
  Newmont Mining Corp. .........................          3,100           75,950
  Placer Dome, Inc. ............................          5,600           60,200
  Praxair, Inc .................................          4,100          206,281
                                                                      ----------
                                                                         607,906
                                                                      ----------
CONSUMER, CYCLICAL (4.6%)
  eBay, Inc.* ..................................          1,000          125,188
  Abercrombie & Fitch Co. Cl A* ................          2,800           74,725
  Bed Bath & Beyond, Inc.* .....................          5,200          180,700
  BJ Services Co.* .............................          1,800           75,263
  BJ's Wholesale Club, Inc.* ...................          7,400          270,100
  CNET, Inc.* ..................................          2,200          124,850
  Cox Radio, Inc.* .............................          1,300          129,675
  Dayton-Hudson Corp. ..........................          2,400          176,250
  Diedrich Coffee, Inc.* .......................         17,000           69,063
  Ethan Allen Interiors, Inc. ..................          3,550          113,822
  Ford Motor Co. ...............................          1,400           74,813
  Furniture Brands Intl., Inc.* ................            800           17,600
  Gannett Co., Inc. ............................          2,100          171,281
  Linens'n Things, Inc.* .......................          4,200          124,425
  Mandalay Resort Group* .......................          7,300          146,913
  Masco Corp. ..................................          6,700          170,013
  Meredith Corp. ...............................          2,300           95,881
  Nordstrom, Inc. ..............................          3,900          102,131
  Outback Steakhouse, Inc.* ....................          4,450          115,422
  Skywest, Inc. ................................          1,300           36,400
  Telewest Communications plc ADR* .............          3,163          174,756
  The Cheesecake Factory, Inc.* ................          2,700           94,500
  The Men's Wearhouse, Inc.* ...................          2,600           76,375
  Tiffany & Co. ................................          2,850          254,363
  TJX Companies ................................          4,100           83,794
  Young & Rubicam, Inc. ........................          3,500          247,625
                                                                      ----------
                                                                       3,325,928
                                                                      ----------
CONSUMER, NON-CYCLICAL (2.7%)
  Albertson's, Inc. ............................          3,900          125,775
  American Home Products Corp. .................          1,400           55,213
  Baxter International, Inc. ...................          1,700          106,781
  Bestfoods ....................................          2,100          110,381
  Cardinal Health, Inc. ........................          2,100          100,538
  Cygnus, Inc.* ................................          4,000           73,000
  Diageo plc-- Sponsored ADR ...................          2,000           64,000
  Dura Pharmaceuticals, Inc.* ..................          5,500           76,656
  Enzon, Inc.* .................................          2,100           91,088
  Forest Laboratories, Inc.* ...................          3,500          215,031
  Fort James Corp. .............................          4,300          117,713
  IDEC Pharmaceuticals Corp.* ..................            400           39,300
  Lilly (Eli) & Co. ............................          1,500           99,750
  Medimmune, Inc.* .............................          1,100          182,463
  Medquist, Inc.* ..............................          1,200           30,975
  Minimed, Inc.* ...............................          2,400          175,800
  SangStat Medical Corp.* ......................          2,900           86,275
  Sepracor, Inc.* ..............................            700           69,431
  US Foodservice* ..............................          4,400           73,700
  Williams-Sonoma, Inc.* .......................          1,200           55,200
                                                                      ----------
                                                                       1,949,070
                                                                      ----------
ENERGY (2.2%)
  BP Amoco Corp. ...............................          3,434          203,679
  Calpine Corp.* ...............................          4,050          259,200
  Exxon Mobil Corp. ............................          2,376          191,417
  Midcoast Energy Res., Inc. ...................          1,400           23,450
  Nabors Industries, Inc.* .....................          4,000          123,750
  Quanta Services, Inc.* .......................          3,200           90,400
  Schlumberger, Ltd. ...........................          3,000          168,750
  Total Fina S.A.-- ADR ........................          2,470          171,048
  USX-Marathon Group ...........................          7,200          177,750
  Varco International, Inc.* ...................          6,000           61,125
  Weatherford International, Inc.* .............          2,400           95,850
                                                                      ----------
                                                                       1,566,419
                                                                      ----------
FINANCIAL (4.7%)
  American General Corp. .......................          1,100           83,463
  American Int'l. Group, Inc. ..................          3,156          341,243
  Arden Realty Group ...........................          5,300          106,331
  Bank of America Corp. ........................          4,823          242,054
  Boston Properties, Inc. ......................          2,400           74,700
  Citigroup, Inc. ..............................         11,850          658,416
  Compass Bancshares Inc., .....................          2,700           60,244
  Cullen/Frost Bankers, Inc. ...................          2,600           66,950
  Equity Res. Pptys. Tr. Co. ...................          2,600          110,988
  Fannie Mae ...................................          2,100          131,119
  Fleet Boston Financial Corp. .................          3,600          125,325
  HCC Insurance Holdings, Inc. .................          5,100           67,256
  Heller Financial, Inc. .......................          5,200          104,325
  Kimco Realty Corp ............................          2,700           91,463
  Mack-Cali Realty Corp. .......................          3,700           96,431
  Morgan Stanley Dean Witter ...................          2,000          285,500
  Natl. Commerce Bancorp .......................          2,600           58,988
  Providian Financial Corp. ....................          1,600          145,700
  SL Green Realty Corp. ........................          6,100          132,675
  Spieker Pptys., Inc. .........................          3,200          116,600
  Vornado Rlty. Trust ..........................          3,200          104,000
  Washington Mutual, Inc. ......................          4,300          111,800
  Wells Fargo & Company ........................          2,800          113,225
                                                                      ----------
                                                                       3,428,796
                                                                      ----------
INDUSTRIAL (6.2%)
  Applied Materials, Inc.* .....................          5,900          747,456
  Asyst Technologies, Inc.* ....................          1,600          104,900
  BISYS Group, Inc.* ...........................          2,200          143,550
  Caterpillar, Inc. ............................          2,000           94,125
  Citadel Communications, Corp.* ...............          1,700          110,288
  Coinstar, Inc.* ..............................          3,400           47,600
  CommScope, Inc.* .............................          1,900           76,594
  Computer Sciences Corp.* .....................          1,700          160,863
  Conexant Systems, Inc.* ......................          3,400          225,675
  Covenant Transport, Inc. Cl A* ...............          4,600           79,925
  CSG Systems Intl., Inc.* .....................          1,900           75,763
  Dycom Industries, Inc.* ......................          2,200           96,938
  Emerson Electric Co. .........................          1,300           74,588
  EOG Resources, Inc. ..........................          2,800           49,175
  FactSet Research Systems, Inc. ...............          2,000          159,250
  Forward Air Corporation* .....................          5,100          221,213
  Honeywell International, Inc. ................          1,800          103,838
  Hooper Holmes, Inc. ..........................          8,150          209,863
  Kent Electronics Corp.* ......................          3,100           70,525
  Kulicke and Soffa Industries, Inc.* ..........          2,200           93,638
  Mettler-Toledo International, Inc.* ..........          2,200           84,013
  Official Payments Corp.* .....................          1,300           67,600
  Pittway Corp. ................................            700           31,369
  PRI Automation, Inc.* ........................          2,100          140,963
  Radio One, Inc.* .............................          1,300          119,600
  Salem Communications Corp. Cl A* .............          1,700           38,463
  SDL, Inc.* ...................................            800          174,400
  Semtech Corp.* ...............................          4,200          218,925
  Spartech Corp. ...............................          3,400          109,650
  Swift Transportation Co., Inc.* ..............          4,500           79,313
  Time Warner Telecom, Inc. Cl. A* .............          2,500          124,844
  Transocean Offshore, Inc. ....................            581           19,566
  True North Communications, Inc. ..............          1,900           84,906

    The accompanying notes are an integral part of these financial statments.

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                               December 31, 1999

                                                          Shares          Value
                                                         -------       ---------
ACTIVE ASSETS (Continued)
  U.S. Xpress Enterprises, Inc. Cl A* ..........          4,600      $    33,925
  Varian Semiconductor Equipment
  Associates, Inc.* ............................          2,800           95,200
  Williams Cos., Inc. ..........................          4,800          146,700
                                                                     -----------
                                                                       4,515,204
                                                                     -----------
Technology (16.4%)
  3Com Corp* ...................................          6,200          291,400
  Altera Corp.* ................................          3,600          178,425
  ANTEC Corp.* .................................          2,700           98,550
  Applied Micro Circuits, Corp.* ...............          3,200          407,200
  ASM Lithography Holding NV* ..................          1,900          216,125
  AT&T Corp. ...................................          3,300          167,475
  Atmel Corp.* .................................         16,800          496,650
  ATMI, Inc.* ..................................          2,700           89,269
  Aware, Inc.* .................................          1,300           47,288
  Broadcom Corp.* ..............................            500          136,188
  Business Objects S.A.-- Sp ADR* ..............            800          106,900
  Ciena Corp.* .................................          4,400          253,000
  Cisco Systems, Inc.* .........................         24,800        2,656,700
  Compaq Computer Corp. ........................         13,700          370,756
  Critical Path, Inc.* .........................          2,000          188,750
  Dallas Semiconductor Corp. ...................          1,200           77,325
  Digital Island, Inc.* ........................          1,100          104,638
  Dionex Corp.* ................................          2,700          111,206
  Documentum, Inc.* ............................          1,000           59,875
  E-Speed, Inc., Cl A* .........................          3,000          106,688
  Efficient Networks, Inc.* ....................          1,700          115,600
  Emulex Corp.* ................................          1,500          168,750
  Exodus Communications, Inc.* .................          1,600          142,100
  Hewlett-Packard Co. ..........................          1,000          113,938
  Intel Corp. ..................................          9,000          740,813
  Intl. Business Machines Corp. ................          1,600          172,800
  Intuit, Inc.* ................................          6,900          413,569
  JDA Software Group, Inc.* ....................          6,800          111,350
  Lattice Semiconductor Corp. ..................          2,000           94,250
  Legato Systems, Inc.* ........................          3,600          247,725
  Linear Technology Corp. ......................          8,900          636,906
  Manugistics Group, Inc.* .....................          3,000           96,938
  Maxim Integrated Products, Inc.* .............         13,800          651,188
  Mcleod USA, Inc.* ............................          2,400          141,300
  Microchip Technology, Inc.* ..................          2,800          191,625
  Microsoft Corp.* .............................          1,700          198,453
  Networks Associates, Inc.* ...................          4,700          125,431
  Novellus Systems, Inc.* ......................          1,200          147,038
  Parametric Technology Corp.* .................          9,800          265,213
  Protein Design Labs, Inc.* ...................            900           63,000
  Sawtek, Inc.* ................................          1,600          106,500
  Vignette Corporation* ........................            600           97,800
  Vitesse Semiconductor Corp.* .................          1,600           83,900
  Waters Corp.* ................................          1,800           95,400
  Xerox Corp. ..................................          2,500           56,719
  Xilinx, Inc.* ................................          9,800          445,594
                                                                     -----------
                                                                      11,888,308
                                                                     -----------
Utilities (2.0%)
  El Paso Energy Corp. .........................          2,700          104,794
  GTE Corp. ....................................          2,200          155,238
  Illinova Corp. ...............................          3,200          111,200
  ITC DeltaCom, Inc.* ..........................          4,500          124,313
  Kinder Morgan, Inc. ..........................          4,800           96,900
  MCI WorldCom, Inc.* ..........................          2,700          143,269
  MDU Resources Group ..........................          3,900           78,000
  Montana Pwr. Co. .............................          3,100          111,794
  NSTAR ........................................          2,205           89,303
  SBC Communications, Inc. .....................          2,300          112,125
  SIGCORP, Inc. ................................          3,100           70,525
  Western Wireless Corp. Cl A* .................          2,700          180,225
                                                                     -----------
                                                                       1,377,686
                                                                     -----------
Total Active Assets - Common Stocks
(Cost: $19,036,464) 39.6% ......................                      28,659,317
                                                                     -----------
-------------
*Non-income producing security.


    The accompanying notes are an integral part of these financial statments.

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (ALL AMERICA FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                               December 31, 1999

                                                            Face
                                        Rate   Maturity    Amount      Value
                                        ----   --------    ------      -----
ACTIVE ASSETS (Continued):
Short-Term Debt Securities:
Commercial Paper (1.7%)
Abbott Laboratories .................. 6.25%   01/13/00   $998,000 $   995,917
Countrywide Credit Industries Inc. ... 5.25    01/07/00    200,000     199,825
                                                                   -----------
                                                                     1,195,742
                                                                   -----------
Total Active Assets Short-Term Debt Securities
(Cost: $1,195,742) 1.7% ........................................     1,195,742
                                                                   -----------
Total Active Assets
(Cost: $20,232,206) 41.3% ......................................    29,855,059
                                                                   -----------
Total Investments
(Cost: $42,808,697) 100.0% .....................................   $72,345,739
                                                                   ===========

-----------------
*Non-income producing security.


    The accompanying notes are an integral part of these financial statments.

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (EQUITY INDEX FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                                December 31, 1999

                                                          Shares          Value
                                                         -------       ---------
INDEXED ASSETS:
Common Stocks
  3Com Corp. .......................................          778       $ 36,566
  Abbott Laboratories ..............................        3,474        126,150
  Adaptec, Inc. ....................................          236         11,770
  ADC Telecommunications, Inc. .....................          342         24,816
  Adobe Systems, Inc. ..............................          272         18,292
  Advanced Micro Devices, Inc. .....................          336          9,723
  AES Corp. ........................................          470         35,132
  Aetna, Inc. ......................................          342         19,088
  Aflac, Inc. ......................................          607         28,643
  Air Products & Chemicals, Inc. ...................          524         17,587
  Alberto-Culver Co. Cl A ..........................          125          3,227
  Albertson's, Inc. ................................          960         30,960
  Alcan Aluminum Ltd. ..............................          507         20,882
  ALCOA, Inc. ......................................          837         69,471
  Allegheny Technologies, Inc. .....................          213          4,779
  Allergan, Inc. ...................................          294         14,626
  Allied Waste Industries, Inc. ....................          430          3,789
  Allstate Corp. ...................................        1,823         43,752
  Alltel Corp. .....................................          697         57,633
  Alza Corp. .......................................          232          8,033
  Amerada Hess Corp. ...............................          201         11,407
  Ameren Corp. .....................................          305          9,989
  America Online, Inc. .............................        5,061        381,789
  American Electric Power,Inc ......................          442         14,199
  American Express Co. .............................        1,026        170,572
  American General Corp. ...........................          561         42,566
  American Greetings Corp. Cl A ....................          149          3,520
  American Home Products Corp. .....................        2,945        116,143
  American Int'l. Group, Inc. ......................        3,491        377,464
  Amgen, Inc. ......................................        2,329        139,886
  AMR Corp. ........................................          340         22,780
  Amsouth Bancorporation ...........................          899         17,362
  Anadarko Petroleum Corp. .........................          283          9,657
  Analog Devices, Inc. .............................          395         36,735
  Andrew Corp. .....................................          184          3,484
  Anheuser-Busch Cos., Inc. ........................        1,068         75,694
  Aon Corp. ........................................          585         23,400
  Apache Corp. .....................................          260          9,604
  Apple Computer, Inc. .............................          367         37,732
  Applied Materials, Inc. ..........................          857        108,571
  Archer-Daniels-Midland Co. .......................        1,372         16,721
  Armstrong World Inds., Inc. ......................           89          2,970
  Ashland, Inc. ....................................          166          5,468
  Associates First Capital Corp. Cl A ..............        1,663         45,629
  AT&T Corp. .......................................        7,206        365,704
  Atlantic Richfield Co. ...........................          736         63,664
  Autodesk, Inc. ...................................          132          4,455
  Automatic Data Processing, Inc ...................        1,413         76,125
  AutoZone, Inc. ...................................          334         10,792
  Avery Dennison Corp. .............................          252         18,364
  Avon Products, Inc. ..............................          546         18,018
  Baker Hughes, Inc. ...............................          751         15,818
  Ball Corp ........................................           69          2,717
  Bank of America Corp. ............................        3,850        193,222
  Bank of New York Co., Inc. .......................        1,679         67,160
  Bank One Corp. ...................................        2,586         82,914
  Bard (C.R.), Inc. ................................          114          6,042
  Barrick Gold Corp. ...............................          891         15,760
  Bausch & Lomb, Inc. ..............................          125          8,555
  Baxter International, Inc. .......................          665         41,770
  BB & T Corp. .....................................          730         19,984
  Bear Stearns Cos., Inc. ..........................          270         11,542
  Becton Dickinson & Co. ...........................          572         15,301
  Bed Bath & Beyond, Inc. ..........................          319         11,085
  Bell Atlantic Corp. ..............................        3,502        215,592
  BellSouth Corp. ..................................        4,245        198,719
  Bemis, Inc. ......................................          117          4,080
  Best Buy, Inc. ...................................          465         23,337
  Bestfoods ........................................          637         33,482
  Bethlehem Steel Corp. ............................          299          2,504
  Biomet, Inc. .....................................          250         10,000
  Black & Decker Corp. .............................          196         10,241
  Block (H. & R.), Inc. ............................          217          9,494
  BMC Software, Inc. ...............................          546         43,646
  Boeing Co. .......................................        2,107         87,572
  Boise Cascade Corp. ..............................          125          5,062
  Boston Scientific Corp. ..........................          944         20,650
  Briggs & Stratton Corp. ..........................           52          2,788
  Bristol-Myers Squibb Co. .........................        4,473        287,111
  Brown-Forman Corp. Cl B ..........................          152          8,702
  Brunswick Corp. ..................................          204          4,539
  Burlington Northern Santa Fe .....................        1,030         24,977
  Burlington Resources, Inc. .......................          497         16,432
  Cabletron Systems, Inc. ..........................          398         10,348
  Campbell Soup Co. ................................          991         38,339
  Capital One Financial Corp. ......................          451         21,733
  Cardinal Health, Inc. ............................          622         29,778
  Carnival Corp. ...................................        1,401         66,985
  Carolina Power & Light Co. .......................          355         10,805
  Caterpillar, Inc. ................................          812         38,215
  CBS Corp. ........................................        1,741        111,315
  Cendant Corp. ....................................        1,603         42,580
  Centex Corp. .....................................          132          3,259
  Central & South West Corp. .......................          486          9,720
  CenturyTel, Inc. .................................          319         15,113
  Ceridian Corp. ...................................          331          7,137
  Champion International Corp. .....................          213         13,193
  Charles Schwab Corp. .............................        1,868         71,684
  Chase Manhattan Corp. ............................        1,860        144,499
  Chevron Corp. ....................................        1,498        129,764
  Chubb Corp. ......................................          402         22,638
  CIGNA Corp. ......................................          425         34,239
  Cincinnati Financial Corp. .......................          377         11,758
  CINergy Corp. ....................................          363          8,757
  Circuit City Group, Inc. .........................          459         20,684
  Cisco Systems, Inc. ..............................        7,376        790,154
  Citigroup, Inc. ..................................        7,603        422,442
  Citrix Systems, Inc. .............................          201         24,723
  Clear Channel Communications, Inc. ...............          771         68,812
  Clorox Co. .......................................          539         27,152
  CMS Energy Corp. .................................          270          8,421
  Coastal Corp. ....................................          487         17,258
  Coca-Cola Co. ....................................        5,570        324,452
  Coca-Cola Enterprises, Inc. ......................          970         19,521
  Colgate-Palmolive Co. ............................        1,331         86,515
  Columbia Energy Group ............................          186         11,765
  Columbia/HCA Healthcare Corp. ....................        1,289         37,784
  Comcast Corp. Cl A ...............................        1,711         86,512
  Comerica, Inc. ...................................          357         16,667
  Compaq Computer Corp. ............................        3,834        103,758
  Computer Associates Intl., Inc ...................        1,228         85,883
  Computer Sciences Corp. ..........................          365         34,538
  Compuware Corp. ..................................          816         30,396
  Comverse Technology Inc. .........................          160         23,160
  Conagra, Inc. ....................................        1,115         25,157
  Conoco, Inc. Cl B ................................        1,432         35,621

    The accompanying notes are an integral part of these financial statments.

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                                December 31, 1999

                                                          Shares          Value
                                                         -------       ---------
INDEXED ASSETS (Continued):
Common Stocks (Continued)
  Conseco, Inc. .....................................       747       $   13,353
  Consolidated Edison, Inc. .........................       505           17,422
  Consolidated Natural Gas Co. ......................       213           13,832
  Consolidated Stores Corp. .........................       244            3,965
  Constellation Energy Group, Inc. ..................       342            9,918
  Cooper Industries, Inc. ...........................       210            8,492
  Cooper Tire & Rubber Co. ..........................       169            2,630
  Coors (Adolph) Co. Cl B ...........................        81            4,252
  Corning, Inc. .....................................       559           72,076
  Costco Wholesale Corp. ............................       504           45,990
  Countrywide Credit Industries, Inc. ...............       251            6,338
  Crane Co. .........................................       153            3,041
  Crown Cork & Seal, Inc. ...........................       272            6,086
  CSX Corp. .........................................       497           15,593
  Cummins Engine Co., Inc. ..........................        93            4,493
  CVS Corp. .........................................       895           35,744
  Dana Corp. ........................................       369           11,047
  Danaher Corp. .....................................       316           15,247
  Darden Restaurants, Inc. ..........................       297            5,383
  Dayton-Hudson Corp. ...............................     1,010           74,172
  Deere & Co. .......................................       534           23,162
  Dell Computer Corp. ...............................     5,730          292,230
  Delphi Automotive Systems Corp ....................     1,290           20,317
  Delta Air Lines, Inc. .............................       315           15,691
  Deluxe Corp. ......................................       173            4,747
  Dillard's Inc. Cl A ...............................       238            4,805
  Disney (Walt) Co. .................................     4,651          136,042
  Dollar General Corp. ..............................       600           13,650
  Dominion Resources, Inc. ..........................       438           17,191
  Donnelley (R.R.) & Sons Co. .......................       290            7,196
  Dover Corp. .......................................       476           21,598
  Dow Chemical Co. ..................................       503           67,213
  Dow Jones & Co., Inc. .............................       201           13,668
  DTE Energy Co. ....................................       323           10,134
  Du Pont (E.I.) de Nemours & Co ....................     2,356          155,234
  Duke Energy Corp. .................................       833           41,754
  Dun & Bradstreet Corp. ............................       368           10,856
  Eastern Enterprises ...............................        59            3,389
  Eastman Chemical Co. ..............................       176            8,393
  Eastman Kodak Co. .................................       723           47,899
  Eaton Corp. .......................................       159           11,547
  Ecolab, Inc. ......................................       288           11,268
  Edison International ..............................       793           20,767
  El Paso Energy Corp. ..............................       520           20,182
  Electronic Data Systems Corp. .....................     1,062           71,088
  EMC Corp. .........................................     2,314          252,804
  Emerson Electric Co. ..............................       992           56,916
  Engelhard Corp. ...................................       288            5,436
  Enron Corp. .......................................     1,630           72,331
  Entergy Corp. .....................................       564           14,523
  Equifax, Inc. .....................................       320            7,540
  Exxon Mobil Corp. .................................     7,788          627,421
  Fannie Mae ........................................     2,311          144,293
  FDX Corp. .........................................       679           27,797
  Federated Department Stores, Inc. .................       467           23,613
  FHLMC .............................................     1,588           74,735
  Fifth Third Bancorp ...............................       689           50,555
  First Data Corp. ..................................       945           46,600
  First Union Corp. .................................     2,227           73,073
  Firstar Corp. .....................................     2,210           46,686
  FirstEnergy Corp. .................................       528           11,979
  FleetBoston Financial Corp. .......................     2,065           71,888
  Fleetwood Enterprises, Inc. .......................        78            1,609
  Florida Progress Corp. ............................       216            9,139
  Fluor Corp. .......................................       168            7,707
  FMC Corp. .........................................        70            4,012
  Ford Motor Co. ....................................     2,724          145,564
  Fort James Corp. ..................................       505           13,824
  Fortune Brands, Inc. ..............................       380           12,564
  Foster Wheeler Corp. ..............................        91              808
  FPL Group, Inc. ...................................       403           17,253
  Franklin Resources, Inc. ..........................       576           18,468
  Freeport-McMoran Copper &
     Gold, Inc.Cl B .................................       373            7,880
  Gannett Co., Inc. .................................       639           52,118
  Gap, Inc. .........................................     1,958           90,068
  Gateway, Inc. .....................................       715           51,525
  General Dynamics Corp. ............................       455           24,001
  General Electric Co. ..............................     7,399        1,144,995
  General Instrument Corp. ..........................       396           33,660
  General Mills, Inc. ...............................       698           24,953
  General Motors Corp. ..............................     1,471          106,923
  Genuine Parts Co. .................................       400            9,925
  Georgia-Pacific Group .............................       392           19,894
  Gillette Co. ......................................     2,419           99,633
  Global Crossing Ltd. ..............................     1,711           85,550
  Golden West Financial Corp. .......................       381           12,763
  Goodrich (B.F.) Co. ...............................       244            6,710
  Goodyear Tire & Rubber Co. ........................       357           10,063
  GPU, Inc. .........................................       279            8,353
  Grainger (W.W.), Inc. .............................       207            9,897
  Great Atlantic & Pac. Tea, Inc. ...................        85            2,369
  Great Lakes Chemical Corp. ........................       132            5,041
  GTE Corp. .........................................     2,192          154,673
  Guidant Corp. .....................................       690           32,430
  Halliburton Holdings Co. ..........................     1,008           40,572
  Harcourt General, Inc. ............................       158            6,359
  Harrah's Entertainment, Inc. ......................       293            7,746
  Hartford Financial Svs Gp, Inc ....................       516           24,445
  Hasbro, Inc. ......................................       437            8,330
  HealthSouth Corp. .................................       871            4,682
  Heinz (H.J.) Co. ..................................       818           32,567
  Helmerich & Payne, Inc. ...........................       110            2,399
  Hercules, Inc. ....................................       235            6,551
  Hershey Food Corp. ................................       310           14,725
  Hewlett-Packard Co. ...............................     2,313          263,537
  Hilton Hotels Corp. ...............................       842            8,104
  Home Depot, Inc. ..................................     5,192          355,942
  Homestake Mining Co. ..............................       594            4,641
  Honeywell International, Inc. .....................     1,802          103,953
  Household International, Inc. .....................     1,060           39,485
  Humana, Inc. ......................................       383            3,136
  Huntington Bancshares, Inc. .......................       526           12,558
  Ikon Office Solutions, Inc. .......................       341            2,323
  Illinois Tool Works, Inc. .........................       685           46,280
  IMS Health, Inc. ..................................       714           19,412
  Inco Ltd. .........................................       438           10,293
  Ingersoll Rand Co. ................................       377           20,759
  Intel Corp. .......................................     7,554          621,789
  International Business Machines Corp. ............      4,065          439,020
  International Paper Co. ...........................       944           53,277
  Interpublic Group of Cos., Inc. ...................       644           37,151
  Intl. Flavors & Fragrances ........................       236            8,909
  ITT Industries, Inc. ..............................       195            6,520
  Jefferson-Pilot Corp. .............................       236           16,107
  Johnson & Johnson .................................     3,136          292,040
  Johnson Controls, Inc. ............................       189           10,749
  Jostens, Inc. .....................................        76            1,848
  Kansas City Southern Inds., Inc. ..................       244           18,209

    The accompanying notes are an integral part of these financial statments.

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                                December 31, 1999

                                                          Shares          Value
                                                         -------       ---------
INDEXED ASSETS (Continued):
Common Stocks (Continued)
  Kaufman & Broad Home Corp. .......................        107       $    2,588
  Kellogg Co. ......................................        925           28,502
  Kerr-McGee Corp. .................................        192           11,904
  KeyCorp ..........................................      1,025           22,678
  Kimberly Clark Corp. .............................      1,217           79,409
  KLA-Tencor Corp. .................................        195           21,718
  Kmart Corp. ......................................      1,127           11,340
  Knight-Ridder, Inc. ..............................        185           11,008
  Kohl's Corp. .....................................        372           26,854
  Kroger Co. .......................................      1,894           35,749
  Legget & Platt, Inc. .............................        449            9,625
  Lehman Brothers Holdings, Inc. ...................        274           23,204
  Lexmark Intl Group Inc. Cl A .....................        286           25,883
  Lilly (Eli) & Co. ................................      2,459          163,524
  Limited, Inc. ....................................        489           21,180
  Lincoln National Corp. ...........................        450           18,000
  Liz Claiborne, Inc. ..............................        140            5,268
  Lockheed Martin Corp. ............................        902           19,731
  Loews Corp. ......................................        242           14,686
  Longs Drug Stores Corp. ..........................         87            2,246
  Louisiana-Pacific Corp. ..........................        242            3,449
  Lowe's Companies, Inc. ...........................        871           52,042
  LSI Logic Corp. ..................................        337           22,748
  Lucent Technologies, Inc. ........................      7,065          528,550
  Mallinckrodt, Inc. ...............................        159            5,058
  Manor Care, Inc. .................................        247            3,952
  Marriott International, Inc. Cl A ................        568           17,928
  Marsh & McLennan Cos., Inc. ......................        603           57,700
  Masco Corp. ......................................      1,012           25,680
  Mattel, Inc. .....................................        960           12,600
  May Department Stores Co. ........................        763           24,607
  Maytag Corp. .....................................        196            9,408
  MBIA, Inc. .......................................        221           11,672
  MBNA Corp. .......................................      1,831           49,895
  McDermott International, Inc. ....................        132            1,196
  McDonald's Corp. .................................      3,053          123,074
  McGraw-Hill Cos., Inc. ...........................        449           27,670
  MCI WorldCom, Inc. ...............................      6,417          340,502
  McKesson HBOC, Inc. ..............................        642           14,485
  Mead Corp. .......................................        227            9,860
  MediaOne Group, Inc. .............................      1,385          106,385
  Medtronic, Inc. ..................................      2,680           97,653
  Mellon Financial Corp. ...........................      1,174           39,989
  Merck & Co., Inc. ................................      5,271          353,486
  Meredith Corp. ...................................        116            4,836
  Merrill Lynch & Co., Inc. ........................        844           70,474
  MGIC Investment Corp. ............................        244           14,686
  Micron Technology, Inc. ..........................        609           47,350
  Microsoft Corp. ..................................     11,655        1,360,721
  Milacron, Inc. ...................................         82            1,261
  Millipore Corp. ..................................         98            3,785
  Minnesota Mining & Mfg. Co. ......................        920           90,045
  Mirage Resorts, Inc. .............................        454            6,952
  Molex Inc. .......................................        354           20,067
  Monsanto Co. .....................................      1,447           51,549
  Morgan (J.P.) & Co., Inc. ........................        394           49,890
  Morgan Stanley Dean Witter & Co. .................      1,256          179,294
  Motorola, Inc. ...................................      1,387          204,236
  Nabisco Group Holdings Corp. .....................        745            7,916
  NACCO Industries, Inc. Cl A ......................         18            1,000
  National City Corp. ..............................      1,412           33,447
  National Semiconductor Corp. .....................        384           16,440
  National Service Industries ......................         92            2,714
  Navistar International Corp. .....................        147            6,964
  Network Appliance, Inc. ..........................        320           26,580
  New Century Energies, Inc. .......................        254            7,715
  New York Times Co. Cl A ..........................        391           19,208
  Newell Rubbermaid, Inc. ..........................        644           18,676
  Newmont Mining Corp. .............................        383            9,384
  Nextel Communications, Inc. Cl A .................        826           85,181
  Niagara Mohawk Holdings, Inc. ....................        428            5,965
  Nicor, Inc. ......................................        106            3,445
  Nike, Inc. Cl B ..................................        642           31,819
  Nordstrom, Inc. ..................................        316            8,275
  Norfolk Southern Corp. ...........................        869           17,815
  Nortel Networks Corp .............................      3,031          306,131
  Northern States Power Co. ........................        352            6,864
  Northern Trust Corp. .............................        494           26,182
  Northrop Grumman Corp. ...........................        153            8,272
  Novell, Inc. .....................................        765           30,552
  Nucor Corp. ......................................        195           10,688
  Occidental Petroleum Corp. .......................        829           17,927
  Office Depot, Inc. ...............................        742            8,116
  Old Kent Financial Corp. .........................        271            9,587
  Omnicom Group, Inc. ..............................        397           39,700
  Oneok, Inc. ......................................         70            1,759
  Oracle Corp. .....................................      3,211          359,833
  Owens Corning ....................................        121            2,337
  Owens-Illinois, Inc. .............................        356            8,922
  Paccar, Inc. .....................................        174            7,710
  Pactiv Corp. .....................................        389            4,133
  Paine Webber Group, Inc. .........................        324           12,575
  Pall Corp. .......................................        277            5,973
  Parametric Technology Corp. ......................        615           16,643
  Parker Hannifin Corp. ............................        241           12,366
  Paychex, Inc. ....................................        562           22,480
  PE Corp-PE Biosystems Group ......................        233           28,033
  Peco Energy Co. ..................................        426           14,804
  Penney (J.C.) Co., Inc. ..........................        602           12,002
  Peoples Energy Corp. .............................         79            2,647
  Peoplesoft, Inc. .................................        555           11,828
  Pep Boys-Manny, Moe & Jack .......................        117            1,068
  PepsiCo, Inc. ....................................      3,283          115,726
  Perkin Elmer, Inc. ...............................        100            4,169
  Pfizer, Inc. .....................................      8,730          283,179
  PG & E Corp. .....................................        877           17,979
  Pharmacia & Upjohn, Inc. .........................      1,157           52,065
  Phelps Dodge Corp. ...............................        202           13,577
  Phillip Morris Cos., Inc. ........................      5,336          123,729
  Phillips Petroleum Co. ...........................        578           27,166
  Pinnacle West Capital Corp. ......................        194            5,929
  Pitney Bowes, Inc. ...............................        611           29,519
  Placer Dome, Inc. ................................        743            7,987
  PNC Bank Corp. ...................................        663           29,504
  Polaroid Corp. ...................................         98            1,844
  Potlatch Corp. ...................................         64            2,856
  PP&L Resources, Inc. .............................        324            7,412
  PPG Industries, Inc. .............................        396           24,775
  Praxair, Inc. ....................................        364           18,314
  Price (T. Rowe) & Associates, Inc. ...............        277           10,232
  Proctor & Gamble Co. .............................      2,964          324,743
  Progressive Corp. of Ohio ........................        161           11,773
  Providian Financial Corp. ........................        315           28,685
  Public Svc. Enterprise Group, Inc. ...............        501           17,441
  Pulte Corp. ......................................         96            2,160
  Quaker Oats Co. ..................................        303           19,884
  Qualcomm, Inc. ...................................      1,468          258,735
  Quintiles Transnational Corp. ....................        262            4,896

    The accompanying notes are an integral part of these financial statments.

         MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                                December 31, 1999

                                                          Shares          Value
                                                         -------       ---------
INDEXED ASSETS (Continued):
Common Stocks (Continued)
  Ralston Purina Group .............................        739       $   20,600
  Raytheon Co. Cl B ................................         771          20,480
  Reebok International Ltd. ........................         126           1,032
  Regions Financial Corp. ..........................         511          12,839
  Reliant Energy, Inc. .............................         676          15,464
  Republic New York Corp. ..........................         233          16,776
  Reynolds Metals Co. ..............................         143          10,957
  Rite-Aid Corp. ...................................         591           6,612
  Rockwell Intl., Corp. ............................         437          20,921
  Rohm & Haas Co. ..................................         497          20,222
  Rowan Cos., Inc. .................................         184           3,991
  Royal Dutch Petroleum Co. N.Y ....................       4,836         292,276
  Russell Corp. ....................................          76           1,273
  Ryder System, Inc. ...............................         147           3,592
  Safeco Corp. .....................................         292           7,264
  Safeway, Inc. ....................................       1,165          41,430
  Sara Lee Corp. ...................................       2,063          45,515
  SBC Communications, Inc. .........................       7,693         375,034
  Schering-Plough Corp. ............................       3,313         139,767
  Schlumberger, Ltd. ...............................       1,251          70,369
  Scientific-Atlanta, Inc. .........................         168           9,345
  Scottish Power plc -- ADR ........................           *              27
  Seagate Technology ...............................         476          22,164
  Seagram Ltd. .....................................         988          44,398
  Sealed Air Corp. New .............................         186           9,637
  Sears Roebuck & Co. ..............................         869          26,450
  Sempra Energy ....................................         549           9,539
  Service Corp. International ......................         621           4,308
  Shared Medical Systems Corp. .....................          59           3,005
  Sherwin-Williams Co. .............................         387           8,127
  Sigma-Aldrich Corp. ..............................         224           6,734
  Silicon Graphics, Inc. ...........................         431           4,229
  SLM Holding Corp. ................................         361          15,252
  Snap-On, Inc. ....................................         145           3,852
  Solectron Corp. ..................................         669          63,639
  Southern Co. .....................................       1,518          35,673
  Southtrust Corp. .................................         382          14,444
  Southwest Airlines Co. ...........................       1,151          18,632
  Springs Industries, Inc. .........................          40           1,598
  Sprint Corp. (FON Group) .........................       1,981         133,346
  Sprint Corp. (PCS Group) .........................         972          99,630
  St. Jude Medical, Inc. ...........................         187           5,739
  St. Paul Companies, Inc. .........................         518          17,450
  Stanley Works ....................................         198           5,965
  Staples, Inc. ....................................       1,061          22,016
  State Street Corp. ...............................         368          26,887
  Summit Bancorp ...................................         404          12,373
  Sun Microsystems, Inc. ...........................       3,534         273,664
  Sunoco, Inc. .....................................         201           4,724
  Suntrust Banks, Inc. .............................         735          50,577
  Supervalu, Inc. ..................................         309           6,180
  Synovus Financial Corp. ..........................         620          12,323
  Sysco Corp. ......................................         756          29,909
  Tandy Corp. ......................................         441          21,692
  Tektronix, Inc. ..................................         104           4,043
  Tellabs, Inc. ....................................         894          57,384
  Temple-Inland, Inc. ..............................         124           8,176
  Tenet Healthcare Corp. ...........................         709          16,662
  Teradyne, Inc. ...................................         391          25,806
  Texaco, Inc. .....................................       1,262          68,542
  Texas Instruments, Inc. ..........................       1,794         173,794
  Texas Utilities Co. ..............................         631          22,440
  Textron, Inc. ....................................         334          25,614
  Thermo Electron Corp. ............................         354           5,310
  Thomas & Betts Corp. .............................         126           4,016
  Time Warner, Inc. ................................       2,901         210,141
  Times Mirror Co. .................................         136           9,112
  Timken Co. .......................................         138           2,820
  TJX Companies ....................................         725          14,817
  Torchmark Corp. ..................................         296           8,603
  Tosco Corp. ......................................         348           9,461
  Toys R Us, Inc. ..................................         559           8,001
  Transocean Sedco Forex, Inc. .....................         242           8,159
  Tribune Co. ......................................         541          29,789
  Tricon Global Restaurants Inc. ...................         351          13,557
  TRW, Inc. ........................................         277          14,387
  Tupperware Corp. .................................         128           2,168
  Tyco International Ltd. ..........................       3,821         148,541
  U.S. Bancorp .....................................       1,641          39,076
  U.S. West, Inc. ..................................       1,152          82,944
  Unicom Corp. .....................................         496          16,616
  Unilever N.V .....................................       1,305          71,041
  Union Carbide Corp. ..............................         296          19,758
  Union Pacific Corp. ..............................         566          24,692
  Union Pacific Resources Group, Inc. ..............         575           7,331
  Union Planters Corp. .............................         326          12,857
  Unisys Corp. .....................................         699          22,324
  United Healthcare Corp. ..........................         396          21,038
  United Technologies Corp. ........................       1,100          71,500
  Unocal Corp. .....................................         554          18,594
  UNUMProvident Corp. ..............................         545          17,474
  US Airways Group Inc. ............................         164           5,258
  UST, Inc. ........................................         390           9,823
  USX-Marathon Group ...............................         705          17,405
  USX-U.S. Steel Group .............................         197           6,501
  V F Corp. ........................................         267           8,010
  Viacom, Inc. Cl B ................................       1,591          96,156
  Vulcan Materials Co. .............................         224           8,946
  W.R. Grace & Co. .................................         163           2,262
  Wachovia Corp. ...................................         462          31,416
  Wal-Mart Stores, Inc. ............................      10,036         693,739
  Walgreen Co. .....................................       2,292          67,041
  Warner-Lambert Co. ...............................       1,952         159,942
  Washington Mutual, Inc. ..........................       1,322          34,372
  Waste Management, Inc. ...........................       1,414          24,303
  Watson Pharmaceuticals, Inc. .....................         212           7,592
  Wellpoint Health Networks Inc. Cl A ..............         150           9,891
  Wells Fargo & Company ............................       3,704         149,781
  Wendy's International, Inc. ......................         277           5,713
  Westvaco Corp. ...................................         223           7,275
  Weyerhaeuser Co. .................................         538          38,635
  Whirlpool Corp. ..................................         169          10,996
  Willamette Industries, Inc. ......................         247          11,470
  Williams Cos., Inc. ..............................         992          30,318
  Winn-Dixie Stores, Inc. ..........................         331           7,923
  Worthington Industries, Inc. .....................         206           3,412
  Wrigley (Wm.) Jr. Co. ............................         258          21,398
  Xerox Corp. ......................................       1,514          34,349
  Xilinx, Inc. .....................................         722          32,828
  Yahoo!, Inc. .....................................         594         257,016
                                                                      ----------
Total Indexed Assets--Common Stocks
(Cost: $25,839,134) 94.6% ..........................                  27,861,578
                                                                      ----------

---------------
* Fractional share attributable to Corporate Action

    The accompanying notes are an integral part of these financial statments.

        MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (EQUITY INDEX FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                               December 31, 1999

                                                           Face
                                     Rate    Maturity     Amount         Value
                                     ----    --------     ------         -----
Short-Term Debt Securities:
U.S. Government (0.3%)
  U.S. Treasury Bill (a) .........   5.13%   01/20/00    $100,000    $    99,728
                                                                     -----------
Agencies (1.5%)
  Federal Home Loan Bank. ........   4.75    01/12/00     439,000        438,363
                                                                     -----------
Commercial Paper (3.6%)
  Novartis Finance Corp. .........   5.15    01/24/00     550,000        548,190
  Snap-On, Inc. ..................   4.00    01/03/00     500,000        499,889
                                                                     -----------
                                                                       1,048,079
                                                                     -----------
Total  Short-Term Debt Securities
         (Cost: $1,586,170) 5.4% ................................      1,586,170
                                                                     -----------
Total Investments
         (Cost: $27,425,304) 100.0% .............................    $29,447,748
                                                                     ===========

---------------------
FUTURES CONTRACTS OUTSTANDING AS OF DECEMBER 31, 1999:

                                     Expiration    Underlying Face  Unrealized
                                         Date      Amount at Value      Gain
                                     ----------    ---------------  ----------
Purchased
4 S&P 500 Stock Index Futures
  Contracts ......................   March 2000      $1,484,200       $48,763
                                                     ==========       =======

The face value of futures purchased and outstanding as percentage of total investment in securities: 5.0%.
-----------------
(a) The security has been segregated to cover initial requirements on open futures contracts.

    The accompanying notes are an integral part of these financial statments.

            MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (BOND FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               December 31, 1999


                                                                    Face
                                       Rate       Maturity         Amount            Value
                                       ----       --------         ------            -----
Long-Term Debt Securities:
U.S. Goverment (18.8%)
  U.S. Treasury Bond ................  7.13%      02/15/23       $1,500,000     $  1,561,635
  U.S. Treasury Note ................  6.63       04/30/02          500,000          503,830
  U.S. Treasury Note ................  6.50       05/15/05        3,250,000        3,251,007
                                                                                ------------
                                                                                   5,316,472
                                                                                ------------
Agencies/Other (11.4%)
  FHLMC .............................  8.00       07/15/06          187,312          190,180
  FHLMC .............................  6.50       10/15/06          178,675          177,781
  FHLMC .............................  7.63       09/09/09          500,000          493,830
  FNMA ..............................  7.00       11/25/05          422,106          421,051
  FNMA ..............................  7.00       10/25/07        1,000,000          993,430
  Republic of Iceland ...............  6.13       02/01/04        1,000,000          955,160
                                                                                ------------
                                                                                   3,231,432
                                                                                ------------
Basic Materials (5.5%)
  Georgia-Pacific (Timber Group) ....  8.63       04/30/25          250,000          245,353
  Millennium America Inc. ...........  7.63       11/15/26        1,000,000          831,680
  Praxair, Inc. .....................  6.90       11/01/06          500,000          472,410
                                                                                ------------
                                                                                   1,549,443
                                                                                ------------
Consumer, Cyclical (9.3%)
  Fruit of the Loom, Inc. ...........  7.00       03/15/11          250,000           56,250
  Fruit of the Loom, Inc. ...........  7.38       11/15/23          250,000           86,250
  Oakwood Homes Corp. ...............  8.13       03/01/09        1,000,000          920,869
  Polaroid Corp. ....................  7.25       01/15/07          250,000          213,115
  Pulte Corp. .......................  7.63       10/15/17          500,000          426,050
  Tommy Hilfiger USA, Inc. ..........  6.50       06/01/03          500,000          474,155
  Venator Group, Inc. ...............  7.00       10/15/02          500,000          455,000
                                                                                ------------
                                                                                   2,631,689
                                                                                ------------
Consumer, Non-Cyclical (10.3%)
  Bausch & Lomb, Inc. ...............  6.75       12/15/04          500,000          478,905
  Bausch & Lomb, Inc. ...............  6.38       08/01/03          500,000          484,495
  Kellwood, Co. .....................  7.88       07/15/09        1,000,000          911,820
  Supervalu, Inc. ...................  8.88       11/15/22        1,000,000        1,051,210
                                                                                ------------
                                                                                   2,926,430
                                                                                ------------
Energy (5.2%)
  Columbia Gas Systems, Inc. ........  6.61       11/28/02        1,000,000          975,020
  Arco Chemical Co. ................. 10.25       11/01/10          500,000          493,715
                                                                                ------------
                                                                                   1,468,735
                                                                                ------------
Financial (17.5%)
  Bear Stearns Cos., Inc. ...........  6.63       10/01/04        1,000,000          959,120
  Chase Manhattan Corp. .............  6.88       12/12/12        1,000,000          963,410
  Executive Risk, Inc. ..............  7.13       12/15/07          500,000          480,485
  First American Financial ..........  7.55       04/01/28          500,000          428,660
  Fremont Gen Corp. .................  7.70       03/17/04          500,000          432,810
  Harleysville Group Inc. ...........  6.75       11/15/03          250,000          241,190
  Lehman Brothers Holdings, Inc. ....  0.00       07/28/28        1,000,000           88,210
  Morgan (J.P.) & Co., Inc. .........  0.00       04/15/27        2,500,000          241,125
  Nationwide Health Properties, Inc.   7.90       11/20/06          500,000          432,510

    The accompanying notes are an integral part of these financial statments.

            MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (BOND FUND)
               PORTFOLIO OF INVESTMENTS IN SECURITIES (Continued)
                               December 31, 1999

                                                                    Face
                                       Rate       Maturity         Amount            Value
                                       ----       --------         ------            -----
Long-Term Debt Securities (Continued):
Financial (Continued)
  Rank Group Financial, Inc. ........  6.75%      11/30/04        $ 500,000      $   462,945
  Triad Guaranty, Inc. ..............  7.90       01/15/28          250,000          229,350
                                                                                 -----------
                                                                                   4,959,815
                                                                                 -----------
Industrial (12.2%)
  Clark Equipment Co. ...............  8.35       05/15/23          500,000          515,500
  Geon Co. ..........................  7.50       12/15/15          250,000          227,765
  Owens Corning .....................  7.00       03/15/09        1,000,000          879,970
  Thermo Electron Corp. .............  4.25       01/01/03        1,000,000          843,750
  Williams Cos., Inc. ...............  6.50       11/15/02        1,000,000          976,000
                                                                                 -----------
                                                                                   3,442,985
                                                                                 -----------
Utilities (1.7%)
  UtiliCorp United, Inc .............  8.00       03/01/23          500,000          488,815
                                                                                 -----------
Total Long-Term Debt Securities (Cost: $27,594,423) 91.9% .................       26,015,816
                                                                                 -----------
Short-Term Debt Securities:
Agencies (1.6%)
  Federal Home Loan Bank ............  4.75       01/12/00          447,000          446,351
                                                                                 -----------
Commercial Paper (6.5%)
  Abbott Laboratories ...............  6.25       01/13/00          696,000          694,547
  General Electric Capital Corp. ....  6.33       01/18/00          400,000          398,801
  UBS Finance (Delw.) Inc. ..........  4.00       01/03/00          753,000          752,833
                                                                                 -----------
                                                                                   1,846,181
                                                                                 -----------
Total Short-Term Debt Securities (Cost $2,292,532) 8.1% ...................        2,292,532
                                                                                 -----------
Total Investments 100.0% (Cost: $29,886,955) ..............................      $28,308,348
                                                                                 ===========

-----------------
Abbreviations:  FHLMC = Federal Home Loan Mortgage Corporation
                FNMA = Federal National Mortgage Association

    The accompanying notes are an integral part of these financial statments.

        MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC. (MONEY MARKET FUND)
                     PORTFOLIO OF INVESTMENTS IN SECURITIES
                               December 31, 1999

                                                   Discount                    Face
                                     Rating*         Rate     Maturity        Amount         Value
                                     -------         ----     --------        ------         -----
Short-Term Debt Securities:
Agencies (10.0%)
 Federal Home Loan Mtge. Corp. .....                5.44%    01/14/00       $2,030,000   $ 2,025,981
 Federal National Mortgage
   Association .....................                5.51%    01/18/00        1,000,000       997,375
                                                                                          ----------
                                                                                           3,023,356
                                                                                          ----------
Commercial Paper (90.0%)
  Albertson's, Inc. ................  A1/P1         5.89      1/14/00          984,000       981,892
  Allied Signal, Inc. ..............  A1/P1         5.90      1/27/00          720,000       716,916
  American Express Credit Corp. ....  A1/P1         5.80      1/19/00          720,000       717,894
  Associates Corp. .................  A1+/P1        5.92      2/04/00          921,000       915,829
  AT&T Corp. .......................  A1+/P1        6.01      1/25/00        1,000,000       995,981
  Baltimore Gas & Electric Co. .....  A1/P1         5.88      1/14/00        1,000,000       997,868
  Bear Stearns Cos., Inc. (The) ....  A1/P1         5.94      1/10/00        1,000,000       998,493
  Becton Dickinson & Co. ...........  A1/P1         5.30      1/24/00        1,200,000     1,195,934
  BellSouth Telecommunications .....  A1+/P1        5.05      2/02/00        1,000,000       995,510
  Bemis, Inc. ......................  A1/P1         6.00      1/18/00          660,000       658,108
  British Telecommunications PLC ...  A1+/P1        5.85      1/18/00          632,000       630,241
  Carolina Power & Light Corp. .....  A1/P1         6.18      1/18/00          212,000       211,379
  Carolina Power & Light Corp. .....  A1/P1         6.15      1/28/00          494,000       491,712
  Central Illinois Lighting Co. ....  A1+/P         6.40      1/25/00          600,000       597,422
  CIT Group Holdings ...............  A1/P1         5.98      1/04/00          975,000       974,509
  Daimler Chrysler NA Holdings Corp.  A1/P1         6.10      1/18/00        1,000,000       997,110
  Ford Motor Credit Corp. ..........  A1/P1         6.26      1/10/00        1,000,000       998,430
  General Electric Capital Corp. ...  A1+/P1        5.90      1/27/00          570,000       567,560
  General Electric Capital Corp. ...  A1+/P1        5.98      2/08/00          400,000       397,465
  Great Lakes Chemical Corp. .......  A1/P1         5.90      1/28/00        1,000,000       995,557
  IBM Credit Corp. .................  A1/P1         5.90      1/21/00          500,000       498,353
  Koch Industries, Inc. ............  A1+/P1        5.85      1/10/00          630,000       629,072
  Minnesota Mining & Mfg. Co. ......  A1+/P1        6.05      1/28/00          640,000       637,088
  Motorola Credit Corp. ............  A1+/P1        6.50      1/27/00          250,000       248,824
  Motorola Credit Corp. ............  A1+/P1        5.60      3/31/00          320,000       315,470
  Nicor, Inc. ......................  A1/P1         6.00      1/18/00          800,000       797,725
  Northern Illinois Gas Co. ........  A1+/P1        5.88      1/21/00        1,035,000     1,031,605
  Panasonic Finance, Inc. ..........  A1+/P1        5.87      2/03/00        1,000,000       994,596
  Pfizer, Inc. .....................  A1/P1         6.52      1/19/00        1,000,000       996,735
  Pitney Bowes Inc. ................  A1+/P1        5.20      1/28/00        1,060,000     1,055,864
  Sony Capital Corp. ...............  A1/P1         6.30      1/26/00        1,105,000     1,100,153
  South Carolina Electric & Gas ....  A1/P1         6.60      1/31/00          533,000       530,063
  Toyota Credit de Puerto Rico Corp.  A1/P1         6.02      2/03/00          795,000       790,595
  Toyota Motor Credit Corp. ........  A1+/P1        6.04      1/13/00          428,000       427,135
  UBS Finance (Delw.) Inc. .........  A1+/P1        4.00      1/03/00        1,000,000       999,778
                                                                                          ----------
                                                                                          27,088,866
                                                                                          ----------
Total Short-Term Debt Securities (Cost: $30,112,272)  100.0% .........................   $30,112,222
                                                                                         ===========

------------
* The ratings are provided by Standard & Poor's Corporation/Moody's Investor Services. Inc.

    The accompanying notes are an integral part of these financial statments.

                  MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
                      STATEMENT OF ASSETS AND LIABILITIES
                               December 31, 1999

                                    All America    Equity Index      Bond      Money Market
                                        Fund           Fund          Fund          Fund
                                        ----           ----          ----          ----
Assets:
Investments at market value (Notes 1 and 3)
 (Cost:
All America Fund -- $42,808,697
Equity Index -- $27,425,304
Bond Fund -- $29,886,955
Money Market-- $30,112,272) ........  $72,345,739   $29,447,748   $28,308,348   $30,112,222
Cash ...............................      168,374         4,834         1,780         4,673
Interest and dividends receivable ..       56,754        25,190       420,086            --
Receivable for securities sold .....       93,344         2,009            --            --
Shareholder subscriptions receivable           --            --            --        64,494
                                      -----------   -----------   -----------   -----------
TOTAL ASSETS .......................   72,664,211    29,479,781    28,730,214    30,181,389
                                      -----------   -----------   -----------   -----------
Payable  for securities purchased ..      197,065            --            --            --
Dividend payable to shareholders ...       98,966           859         8,295         9,187
Accrued expenses ...................        2,179           385           635           476
                                      -----------   -----------   -----------   -----------
TOTAL LIABILITIES ..................      298,210         1,244         8,930         9,663
                                      -----------   -----------   -----------   -----------
NET ASSETS .........................  $72,366,001   $29,478,537   $28,721,284   $30,171,726
                                      ===========   ===========   ===========   ===========
SHARES OUTSTANDING (Note 4) ........    4,394,190     2,730,385     3,040,459     2,903,859
                                      ===========   ===========   ===========   ===========
NET ASSET VALUE PER SHARE ..........  $     16.47   $     10.80   $      9.45   $     10.39
                                      ===========   ===========   ===========   ===========

    The accompanying notes are an integral part of these financial statments.

                   MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
                            STATEMENT OF OPERATIONS
                      For the Year Ended December 31, 1999

                                                      All America    Equity Index     Bond    Money Market
                                                         Fund          Fund(a)        Fund        Fund
                                                      -----------    ------------     ----    ------------
INVESTMENT INCOME (Note 1)
   Dividends ......................................  $    689,846   $   220,075   $        --   $      --
   Interest .......................................       166,929        46,990     1,870,132     871,621
                                                     ------------   -----------   -----------   ---------
Total Investment Income ...........................       856,775       267,065     1,870,132     871,621
                                                     ------------   -----------   -----------   ---------
Expenses (Note 2):
   Investment management fees .....................       318,029        21,648       121,448      33,028
   Directors' (independent) fees and expenses .....        26,380        15,754        26,380      26,380
   Custodian expenses .............................        64,603         4,208         7,116      12,449
   Accounting expenses ............................        30,000        12,000        30,000      30,000
   Transfer agent fees ............................        32,286        12,779        27,663      33,902
   Registration fees and expenses .................        33,698        35,073        22,157      22,436
   Audit ..........................................        10,775         5,000         6,350       4,875
   Printing .......................................        23,243         2,427         9,815       5,855
   Other ..........................................         2,345           851         1,181         814
                                                     ------------   -----------   -----------   ---------
Total Expenses before expense reimbursement .......       541,359       109,740       252,110     169,739
Expense reimbursement .............................        (6,145)      (53,455)      (63,191)   (103,684)
                                                     ------------   -----------   -----------   ---------
Net Expenses ......................................       535,214        56,285       188,919      66,055
                                                     ------------   -----------   -----------   ---------
NET INVESTMENT INCOME .............................       321,561       210,780     1,681,213     805,566
                                                     ------------   -----------   -----------   ---------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS (Note 1):
Net realized gain (loss) from security transactions     9,735,794       194,402       (77,457)        (43)
Net unrealized appreciation (depreciation)
   of investments .................................     4,620,245     2,022,444    (2,560,834)        (50)
                                                     ------------   -----------   -----------   ---------
NET REALIZED AND UNREALIZED GAIN (LOSS)
   ON INVESTMENTS .................................    14,356,039     2,216,846    (2,638,291)        (93)
                                                     ------------   -----------   -----------   ---------
NET INCREASE (DECREASE) IN NET ASSETS
   RESULTING FROM OPERATIONS ......................  $ 14,677,600   $ 2,427,626   $  (957,078)  $ 805,473
                                                     ============   ===========   ===========   =========
---------------
(a) Commenced operations May 3, 1999.

   The accompanying notes are an integral part of these financial statements.

                  MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
                      STATEMENTS OF CHANGES IN NET ASSETS
                        For the Years Ended December 31,

                                        All America Fund      Equity Index Fund        Bond Fund              Money Market Fund
                                   -------------------------- ----------------- -----------------------  --------------------------
                                       1999           1998          1999(a)        1999         1998         1999           1998
                                       ----           ----          -------        ----         ----         ----           ----
FROM OPERATIONS:
  Net investment income .......... $    321,561  $    344,112  $    210,780  $  1,681,213  $  1,385,514  $    805,566   $   209,895
  Net realized gain (loss) on
    investments ..................    9,735,794     1,118,467       194,402       (77,457)      152,581           (43)         (145)
  Net unrealized appreciation
    (depreciation) of investments     4,620,245    10,652,968     2,022,444    (2,560,834)      346,222           (50)           --
                                   ------------  ------------  ------------  ------------  ------------  ------------   -----------
NET INCREASE (DECREASE) IN NET
  ASSETS RESULTING FROM
  OPERATIONS .....................   14,677,600    12,115,547     2,427,626      (957,078)    1,884,317       805,473       209,750
                                   ------------  ------------  ------------  ------------  ------------  ------------   -----------
Dividend Distributions (Note 5):
     From net investment income ..     (313,199)     (355,096)     (206,332)   (1,688,057)   (1,398,540)     (800,206)     (209,896)
     From capital gains ..........   (9,376,382)     (608,849)      (54,088)      (16,659)     (535,067)           --            --
                                   ------------  ------------  ------------  ------------  ------------  ------------   -----------
Total Distributions ..............   (9,689,581)     (963,945)     (260,420)   (1,704,716)   (1,933,607)     (800,206)     (209,896)
                                   ------------  ------------  ------------  ------------  ------------  ------------   -----------
CAPITAL SHARE TRANSACTIONS
  (Note 4):
    Net Proceeds from sale
      of shares ..................    5,281,443     2,124,083    27,076,821     5,911,602     1,216,884    29,396,830     5,332,372
    Dividend reinvestments .......    9,579,059       956,071       259,510     1,690,023     1,919,969       785,550       193,670
    Cost of shares redeemed ......  (18,282,044)     (105,395)      (25,000)   (1,453,099)           --    (6,528,017)   (6,525,496)
                                   ------------  ------------  ------------  ------------  ------------  ------------   -----------
NET INCREASE (DECREASE) IN
  NET ASSETS FROM CAPITAL
  SHARE TRANSACTIONS .............   (3,421,542)    2,974,759    27,311,331     6,148,526     3,136,853    23,654,363      (999,454)
                                   ------------  ------------  ------------  ------------  ------------  ------------   -----------
NET INCREASE (DECREASE) IN NET
  ASSETS ..                           1,566,477    14,126,361    29,478,537     3,486,732     3,087,563    23,659,630      (999,600)
NET ASSETS, BEGINNING OF PERIOD ..   70,799,524    56,673,163            --    25,234,552    22,146,989     6,512,096     7,511,696
                                   ------------  ------------  ------------  ------------  ------------  ------------   -----------
NET ASSETS, END OF YEAR .......... $ 72,366,001  $ 70,799,524  $ 29,478,537  $ 28,721,284  $ 25,234,552  $ 30,171,726   $ 6,512,096
                                   ============  ============  ============  ============  ============  ============   ===========
COMPONENTS OF NET ASSETS:
  Paid-in capital ................ $ 41,674,733  $ 45,096,275  $ 27,311,331  $ 30,599,549  $ 24,451,023  $ 30,166,066   $ 6,511,703
  Accumulated undistributed net
    investment income ............        1,710        (6,652)        4,448       (13,375)       (6,531)        5,941           581
  Accumulated undistributed
    net realized gain(loss) on
    investments ..................    1,152,516       793,104       140,314      (286,283)     (192,167)         (231)         (188)
  Unrealized appreciation
    (depreciation) of
    investments ..................   29,537,042    24,916,797     2,022,444    (1,578,607)      982,227           (50)           --
                                   ------------  ------------  ------------  ------------  ------------  ------------   -----------
NET ASSETS, END OF YEAR .......... $ 72,366,001  $ 70,799,524  $ 29,478,537  $ 28,721,284  $ 25,234,552  $ 30,171,726   $ 6,512,096
                                   ============  ============  ============  ============  ============  ============   ===========

-----------------
(a) Commenced operations May 3, 1999.


   The accompanying notes are an integral part of these financial statements.

                  MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.

                              FINANCIAL HIGHLIGHTS

                                                                 Years Ended December 31,
                                                --------------------------------------------------------------
SELECTED PER SHARE AND                                    All America Fund                   Equity Index Fund
                                                ------------------------------------         -----------------
SUPPLEMENTARY DATA:                                1999      1998       1997     1996(e)           1999(f)
--------------------                            ----------- ------     ------    ------          ----------
NET ASSET VALUE, BEGINNING OF PERIOD ..........   $15.08    $12.65    $10.98     $10.00           $10.00
                                                  ------    ------    ------     ------           ------
Income from investment operations:
Net investment income .........................     0.09      0.07      0.08       0.06             0.08
Net gains or losses on securities (realized and
   unrealized) ................................     3.81      2.57      2.77       0.98             0.82
                                                  ------    ------    ------     ------           ------
TOTAL FROM INVESTMENT OPERATIONS ..............     3.90      2.64      2.85       1.04             0.90
                                                  ------    ------    ------     ------           ------
Less dividend distributions:
From net investment income ....................    (0.08)    (0.08)    (0.08)     (0.06)           (0.08)
From capital gains ............................    (2.43)    (0.13)    (1.10)        --            (0.02)
                                                  ------    ------    ------     ------           ------
TOTAL DISTRIBUTIONS ...........................    (2.51)    (0.21)    (1.18)     (0.06)           (0.10)
                                                  ------    ------    ------     ------           ------
NET ASSET VALUE, END OF YEAR ..................   $16.47    $15.08    $12.65     $10.98           $10.80
                                                  ======    ======    ======     ======           ======
Total return (%) (b) ..........................     26.0      21.0      26.0       10.4              9.0
Net assets, end of year ($ millions) ..........     72.4      70.8      56.7       55.5             29.5
Ratio of net investment income to average net
   assets (%) .................................     0.51      0.55     0.59        0.95(a)          1.22(a)
Ratio of expenses to average net assets (%). ..     0.85      0.84      0.84       0.87(a)          0.63(a)
Ratio of expenses to average net assets after
  expense reimbursement (%) ...................     0.84      0.82      0.81       0.85(a)          0.32(a)
      Portfolio turnover rate (%) (c) .........    34.89     41.25     35.96       9.33             5.67


                                                                     Years Ended December 31,
                                                ----------------------------------------------------------------
SELECTED PER SHARE AND                                        Bond Fund                    Money Market Fund
                                                 ----------------------------------   --------------------------
SUPPLEMENTARY DATA:                                1999      1998       1997   1996(e)    1999     1998    1997(d)
--------------------                              -------   ------     ------  ------    -------   ------  ------
NET ASSET VALUE, BEGINNING OF PERIOD ..........   $10.41    $10.41    $10.13   $10.01    $10.23   $10.15   $10.00
                                                 -------   -------   -------  -------   -------  -------  -------
Income from investment operations:
Net investment income .........................     0.60      0.61      0.59     0.38      0.50     0.52     0.35
Net gains or losses on securities (realized and
   unrealized) ................................    (0.87)     0.24      0.29     0.12        --       --       --
                                                  ------   -------   -------   ------    ------   ------   ------
TOTAL FROM INVESTMENT OPERATIONS ..............    (0.27)     0.85      0.88     0.50      0.50     0.52     0.35
                                                  ------   -------   -------   ------    ------   ------   ------
Less dividend distributions:
From net investment income ....................    (0.60)    (0.62)    (0.59)   (0.38)    (0.34)   (0.44)   (0.20)
From capital gains ............................    (0.09)    (0.23)    (0.01)      --        --       --       --
                                                  ------   -------   -------   ------    ------   ------   ------
TOTAL DISTRIBUTIONS ...........................    (0.69)    (0.85)    (0.60)   (0.38)    (0.34)   (0.44)   (0.20)
                                                  ------   -------   -------   ------    ------   ------   ------
NET ASSET VALUE, END OF YEAR ..................   $ 9.45    $10.41    $10.41   $10.13    $10.39   $10.23   $10.15
                                                  ======   =======   =======   ======    ======   ======   ======
Total return (%) (b) ..........................     (3.5)      8.3       8.9      5.0       4.9      5.3      3.5
Net assets, end of year ($ millions) ..........     28.7      25.2      22.1     21.0      30.2      6.5     7.52
Ratio of net investment income to average net
   assets (%) .................................     6.23      5.84      5.69     5.63(a)   4.86    5.14      5.17(a)
Ratio of expenses to average net assets (%). ..     0.93     0.97       1.00     0.90(a)   1.02     3.21     2.47(a)
Ratio of expenses to average net assets after
   expense reimbursement (%) ..................     0.70      0.70      0.70     0.70(a)   0.40     0.40     0.40(a)
Portfolio turnover rate (%) (c) ...............    10.07     33.32     56.18    17.85       N/A      N/A      N/A

----------
(a) Annualized.
(b) Total return would have been lower had certain expenses not been reduced through expense reimbursement (Note 2) (c) Portfolio turnover rate excludes all short-term securities.
(d) Commenced operations May 1, 1997.
(e) Commenced operations May 1, 1996.
(f) Commenced operations May 3, 1999.
N/A = Not Applicable.

   The accompanying notes are an integral part of these financial statements.

                   MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
                          NOTES TO FINANCIAL STATEMENTS

1.  SIGNIFICANT ACCOUNTING POLICIES AND ORGANIZATION

     Mutual of America Institutional Funds, Inc. (the "Investment Company") was incorporated on October 27, 1994 under the laws of Maryland and is registered under the Investment Company Act of 1940 as a diversified, open-end management investment company (a mutual fund) currently issuing four series of common stock representing shares of the All America Fund, Equity Index Fund, Bond Fund, and Money Market Fund. Each fund has its own investment objective and policies. Shares of the funds of the Investment Company are offered on a no-load basis through its distributor, Mutual of America Securities Corporation, a registered broker-dealer and affiliate of the Investment Company's investment management adviser, Mutual of America Capital Management Corporation (the "Adviser").

     The Investment Company is designed primarily as an investment vehicle for endowments, foundations, corporations, municipalities and other public entities and other institutional investors.

     The All America Fund and Bond Fund commenced operations on May 1, 1996. The Money Market Fund commenced operations on May 1, 1997, and, the Equity Index Fund commenced operations onMay 3, 1999.

     The following is a summary of the significant accounting policies of the Investment Company:

     Security Valuation--Investment securities are valued as follows:

     Equity securities are valued at the last sales price on the principal exchange on which the security is traded. If there is no trading volume for a particular valuation day, the last bid price is used. For any equity securities traded in the over-the-counter market, the security is valued at the last sale price, or if no sale, at the latest bid price available.

     Short-term securities with a maturity of 60 days or less are valued at amortized cost, which approximates market value for such securities. Short-term debt securities maturing in excess of 60 days are stated at market value.

     Debt securities are valued at a composite fair market value "evaluated bid," which may be the last sale price. Securities for which market quotations are not readily available will be valued at fair value as determined in good faith by the Adviser under the direction of the Board of Directors of the Investment Company.

     Security Transactions--Security transactions are recorded on the trade date. Realized gain and loss on the sale of short and long-term debt securities is computed on the basis of amortized cost at the time of sale. Realized gain and loss on the sale of common stock is based on the identified cost basis of the security determined on a first-in, first-out ("FIFO") basis.

     The All America Fund and the Equity Index Fund each maintain an indexed assets portfolio. In order to remain more fully invested in the equity markets while minimizing its transaction costs, the funds may purchase stock index futures contracts. Initial cash margin deposits (represented by cash or Treasury bills) are made upon entering into futures contracts. (This initial margin, maintained in a segregated account, is equal to approximately 5% of the contract amount, and does not involve the borrowing of funds to finance the transaction). During the period the futures contract is outstanding, changes in the value of the contract are recognized as unrealized gains or losses by "marking-to-market" on a daily basis to reflect the market value of the contract at the end of each trading day. Futures contracts are valued at the settlement price established each day by the exchange on which traded. Depending upon whether unrealized gains or losses are incurred, variation margin payments are received or made. When the contract is closed, a realized gain or loss from futures transactions is recorded, equal to the net variation margin received or paid over the period of the contract.

     Investment Income--Interest income is accrued as earned. Dividend income is recorded on the ex-dividend date. Foreign source tax withheld from dividends is recorded as a reduction from dividend income. Should reclamation succeed, such amounts are recorded as income upon collection.

     Federal Income Taxes--The Investment Company intends to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no federal income tax provision is required.

                  MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
                    NOTES TO FINANCIAL STATEMENTS (Continued)

2.  EXPENSES AND OTHER TRANSACTIONS WITH AFFILIATES

     The Investment Company has entered into an Investment Advisory agreement with the Adviser. For providing investment management services to the Investment Company, each fund accrues a fee, calculated as a daily charge, at annual rates of .50%, .125%, .45%, and .20% of the value of the net assets for the All
America, Equity Index, Bond, and Money Market funds, respectively. Under Sub-Advisory Agreements for the All America Fund, the Adviser has delegated investment advisory responsibilities to subadvisers responsible for providing management services for a portion of the fund's assets. The Adviser (not the
fund)  is  responsible  for   compensation   payable  under  such   Sub-Advisory
Agreements.

     Each of the funds of the Investment Company is charged for those expenses which can be directly attributed to a fund's operation. Expenses which cannot be so attributed are generally allocated among the funds based on relative net assets.

     The Adviser contractually limits the expenses of each fund, other than brokers' commissions, transfer taxes and fees relating to portfolio transactions, investment management expenses and extraordinary expenses, to an annual rate of .35%, .20%, .25%, and .20%, of the value of the net assets of the All America, Equity Index, Bond, and Money Market funds, respectively. Accrual of these other operating expenses is charged daily against each fund's net assets. Settlement of fees accrued (both investment management and other operating expenses) is paid by each fund to the Adviser on or about month-end.

     The annual rates of operating expenses charged daily to each fund are subject to periodic adjustments so as to maintain as close a relationship as possible between the established rate (charged daily) and the fund's actual expenses, but not to exceed the respective rates under the Adviser's contractual expense limitation agreement.

     The Adviser's contractual agreement to limit each fund's total expenses (excluding brokerage commissions, transfer taxes/fees and extraordinary expenses) to annual rates of .85%, .325%, .70%, and .40% of the net assets of the All America, Equity Index, Bond and Money Market funds, respectively, is in effect through 2000 and continues in effect thereafter unless cancelled by the Fund or the Adviser in accordance with the agreement.

     The  Investment  Company has an Investment  Accounting  Agreement  with the
Adviser, pursuant to which the Adviser has agreed to serve as investment accounting and recordkeeping agent for the funds and to calculate the net asset values of the funds. The compensation paid by the funds for these services is subject to the expense reimbursement agreement of the Adviser described above.

     A subadviser placed a portion of its portfolio transactions with its affiliated broker-dealer; such commissions amounted to $11,843 or 25.3% of the Fund's total commissions and represented 16.5% of the aggregate amount of commissionable transactions.

3.  PURCHASES AND SALES

     The cost of investment purchases and proceeds from sales of investments, excluding short-term investments and U.S. Government securities, for the year ended December 31, 1999 was as follows:

                                                  All America   Equity Index    Bond
                                                      Fund         Fund         Fund
                                                  -----------  -----------  ----------
Cost of investment purchases ...................  $21,155,726  $26,474,380  $6,817,510
                                                  ===========  ===========  ==========
Proceeds from sales of investments .............  $34,482,995  $ 1,409,322  $1,050,620
                                                  ===========  ===========  ==========
Thecost of  investment  purchases  and  proceeds
  from sales of U.S.  Government (excluding
  short-term) securities was as follows:

      Cost of investment purchases .............  $        --  $        --  $  499,490
                                                  ===========  ===========  ==========
      Proceeds from sales of investments .......  $        --  $        --  $1,478,155
                                                  ===========  ===========  ==========

                  MUTUAL OF AMERICA INSTITUTIONAL FUNDS, INC.
                  NOTES TO FINANCIAL STATEMENTS -- (Continued)

3.  PURCHASES AND SALES (CONTINUED)

      For the Money Market Fund, the cost of short-term securities purchases was $229,496,686; net proceeds from sales and redemptions was $206,538,420.

      At December 31, 1999 the net unrealized appreciation (depreciation) of investments based on cost, which was substantially the same for Federal income tax purposes, was as follows:

                                                     All America   Equity Index      Bond       Money Market
                                                         Fund          Fund          Fund           Fund
                                                     ------------   -----------  ------------   ------------
   Unrealized appreciation ........................  $ 31,768,399   $ 4,453,973   $    93,256      $ --
   Unrealized (depreciation) ......................    (2,231,357)   (2,431,529)   (1,671,863)      (50)
                                                     ------------   -----------   -----------      ----
   Net unrealized appreciation (depreciation) .....  $ 29,537,042   $ 2,022,444   $(1,578,607)     $(50)
                                                     ============   ===========   ===========      ====

4.  CAPITAL SHARE ACTIVITY AND AFFILIATED OWNERSHIP

     At December 31, 1999 one billion shares of common stock has been authorized for the Investment Company. The Board of Directors has allocated 25 million shares to the All America Fund, and, 15 million shares each to the Equity Index, Bond and Money Market Funds.

     Transactions in shares during the year ending December 31, 1999 were as follows:

                                            All America    Equity Index       Bond   Money Market
                                                Fund           Fund           Fund       Fund
                                            ------------    -----------     --------  -----------
Shares issued ............................     323,068       2,708,452(1)    584,104    2,816,850
Shares issued as reinvestment of dividends     581,747          24,359       175,301       75,749
Shares redeemed ..........................  (1,204,133)(2)      (2,426)     (144,108)    (625,078)
                                            ----------      ----------      --------   ----------
Net increase (decrease) ..................    (299,318)      2,730,385       615,297    2,267,521
                                            ==========      ==========      ========   ==========

     As at December 31, 1999, Mutual Of America Life Insurance Company and its subsidiaries (affiliates of the Adviser) were shareholders of each fund's outstanding shares as follows:

              All America Fund ..............................    86%
              Equity Index Fund .............................    92%
              Bond Fund .....................................    79%
              Money Market Fund .............................     5%

5.  DIVIDENDS

     On December 31, 1999 dividend distributions were declared and paid from accumulated net investment income to shareholders of record on June 29, 1999. Pursuant to shareholders' instructions, substantially all dividend distributions were immediately reinvested in additional shares of each fund (see Note 4 above).

                                                                         Money
                               All America  Equity Index     Bond        Market
                                  Fund           Fund        Fund         Fund
                               ----------     ---------   ----------   ---------
Distributions from:
  Net investment income .....  $  313,199     $206,332    $1,688,057    $800,206
  Net realized capital gains    9,376,382       54,088        16,659        --
                               ----------     --------    ----------    --------
Total dividend distributions.  $9,689,581     $260,420    $1,704,716    $800,206
                               ==========     ========    ==========    ========
Dividend amounts per share ..  $ 2.507365     $.097371    $  .686814    $.338572
                               ==========     ========    ==========    ========
----------------
(1) Includes the initial seed investment by Mutual of America Life Insurance Company of $25 million, represented by 2,500,000 shares.

(2) During February 1999, Mutual of America Life Insurance Company redeemed 1.1 million shares realizing proceeds of approximately $16.6 million, reducing the Fund's net assets by a corresponding amount.

                    REPORT OF INDEPENDENT PUBLIC ACCOUNTANTS

To the Board of Directors and Shareholders of Mutual of America Institutional Funds, Inc.:

      We have audited the accompanying statement of assets and liabilities, including the portfolio of investments in securities, of Mutual of America Institutional Funds, Inc. comprising, respectively, the All America, Bond and Money Market Funds as of December 31, 1999, and the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended and the financial highlights for each of the four years in the period then ended. We have also audited the statement of assets and liabilities, including the portfolio of investments in securities, of Mutual of America Institutional Funds, Inc. comprising the Equity Index Fund as of December 31, 1999 and the related statement of operations, statement of changes in net assets and the financial highlights for the period May 3, 1999 (commencement of operations) to December 31, 1999. These financial statements and financial highlights are the responsibility of the Company's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements and financial highlights. Our procedures included confirmation of securities owned as of December 31, 1999 by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the All America, Bond and Money Market Funds of Mutual America Institutional Funds, Inc. as of December 31, 1999, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period then ended and their financial highlights for each of the four years in the period then ended in conformity with generally accepted accounting principles. Also, in our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of the Equity Index Fund of Mutual of America Institutional Funds, Inc. as of December 31, 1999, and the results of its operations, changes in net assets and its financial highlights for the period May 3, 1999 (commencement of operations) to December 31, 1999 in conformity with generally accepted accounting principles.

/s/ Arthur Andersen LLP
-----------------------

New York, New York
February 21, 2000

          MUTUAL OF AMERICA
          INSTITUTIONAL
          FUNDS, INC.

          DISTRIBUTED BY:
          MUTUAL OF AMERICA SECURITIES CORPORATION
          320 PARK AVENUE
          NEW YORK, NY 10022-6839
          800-914-8716